UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

This Form N-Q pertains only to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Bond Fund

1/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Bonds – 97.9%
Aerospace – 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$9,225,000	$7,472,250

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)	$4,630,000	$4,696,788

Asset Backed & Securitized – 8.7%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$2,150,000	$150,500
Asset Securitization Corp., FRN, 8.631%, 2029	2,730,773	2,898,846
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017	6,405,710	3,914,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040 (z)	2,930,000	1,816,600
BlackRock Capital Finance LP, 7.75%, 2026 (n)	510,767	81,723
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	3,390,745	3,339,884
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,430,135	1,413,453
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	2,439,414
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	1,249,184
Commercial Mortgage Acceptance Corp., 1.704%, 2030 (i)	11,730,416	513,092
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	2,990,290	2,087,091
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	78,846	73,891
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	3,415,000	2,236,826
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	2,667,380
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,302,488
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	1,460,242
Falcon Franchise Loan LLC, FRN, 4.037%, 2025 (i)(z)	14,257,409	1,045,068
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	2,095,423	2,088,289
GE Commercial Mortgage Corp., FRN, 5.338%, 2044	2,710,000	1,333,534
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	4,140,000	3,185,466
GMAC Commercial Mortgage Securities, Inc., FRN, 7.659%, 2034 (n)	3,212,000	2,056,347
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,533,959	3,411,291
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	2,125,000	1,064,951
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	2,041,068	1,416,199
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039	1,591,947	1,123,276
JPMorgan Chase Commercial Mortgage Securities Corp., 5.99%, 2014	3,000,000	1,927,799
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,921,947	1,156,282
JPMorgan Chase Commercial Mortgage Securities Corp., 5.819%, 2049	1,467,768	908,083
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	4,734,928	1,062,278
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.35%, 2043	7,331,619	3,538,445
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	2,090,302
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	4,524,491
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	3,070,000	1,965,687
KKR Financial CLO Ltd., “C”, CDO, FRN, 3.599%, 2021 (n)	3,651,630	182,581
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.989%, 2030 (i)	12,269,962	359,952
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	1,561,000	244,174
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	3,070,000	1,701,623
Morgan Stanley Capital I, Inc., 5.72%, 2032	2,523,144	2,507,719
Morgan Stanley Capital I, Inc., FRN, 0.983%, 2030 (i)(n)	25,190,929	450,988
Mortgage Capital Funding, Inc., FRN, 2.399%, 2031 (i)	1,336,668	68
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	4,925,547
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013 (z)	3,468,000	1,370,322
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,597,139	2,107,247
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,448,527	2,977,100
Wachovia Bank Commercial Mortgage Trust, FRN, 5.957%, 2045	4,320,000	2,169,206

		$81,539,429

Automotive – 0.8%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$2,863,975
Johnson Controls, Inc., 5.5%, 2016	6,390,000	4,990,929

		$7,854,904

1

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
CBS Corp., 6.625%, 2011	$6,040,000	$5,654,358
News America, Inc., 8.5%, 2025	4,931,000	4,906,414

		$10,560,772

Brokerage & Asset Managers – 0.7%
INVESCO PLC, 4.5%, 2009	$7,053,000	$6,668,788
Lehman Brothers Holdings, Inc., 6.2%, 2014 (d)	1,734,000	242,760
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	3,180,000	318

		$6,911,866

Building – 0.5%
CRH PLC, 8.125%, 2018	$3,493,000	$2,652,581
Hanson PLC, 7.875%, 2010	3,170,000	1,838,286

		$4,490,867

Cable TV – 1.5%
Comcast Corp., 6.4%, 2038	$1,857,000	$1,772,434
Cox Communications, Inc., 4.625%, 2013	6,087,000	5,531,634
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,581,383
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,808,003
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	1,751,383

		$14,444,837

Chemicals – 0.3%
PPG Industries, Inc., 5.75%, 2013	$3,195,000	$3,234,372

Computer Software – 0.5%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$4,838,970

Conglomerates – 1.5%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$1,979,177
Fisher Scientific International, Inc., 6.125%, 2015	9,060,000	8,924,100
Kennametal, Inc., 7.2%, 2012	3,091,000	3,102,276

		$14,005,553

Construction – 0.6%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$4,493,700
D.R. Horton, Inc., 5.625%, 2014	1,731,000	1,263,630

		$5,757,330

Consumer Goods & Services – 2.7%
Clorox Co., 5%, 2013	$4,780,000	$4,821,863
Fortune Brands, Inc., 5.125%, 2011	6,080,000	6,079,678
Procter & Gamble Co., 4.6%, 2014	4,400,000	4,657,541
Service Corp. International, 7.375%, 2014	1,880,000	1,795,400
Western Union Co., 5.4%, 2011	7,660,000	7,566,831

		$24,921,313

Defense Electronics – 0.7%
L-3 Communications Corp., 6.375%, 2015	$6,885,000	$6,454,687

Electronics – 0.4%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,023,869
Tyco Electronics Group S.A., 7.125%, 2037	1,700,000	1,275,983

		$3,299,852

Emerging Market Quasi-Sovereign – 0.7%
Korea Development Bank, 8%, 2014	$1,988,000	$1,974,959
Pemex Finance Ltd., 9.69%, 2009	1,174,800	1,181,568
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,818,270
Petroleos Mexicanos, 8%, 2019 (n)	1,793,000	1,788,518

		$6,763,315

2

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 2.2%
Chesapeake Energy Corp., 9.5%, 2015	$1,623,000	$1,590,540
Electricite de France, 6.95%, 2039 (z)	5,300,000	5,464,623
Nexen, Inc., 6.4%, 2037	6,380,000	4,699,763
Ocean Energy, Inc., 7.25%, 2011	8,687,000	8,921,332

		$20,676,258

Energy - Integrated – 1.2%
ConocoPhillips, 6.5%, 2039	$3,990,000	$3,974,347
Hess Corp., 8.125%, 2019	3,210,000	3,279,574
Petro-Canada, 6.05%, 2018	4,468,000	3,683,062

		$10,936,983

Entertainment – 0.9%
Time Warner, Inc., 9.125%, 2013	$6,649,000	$7,081,099
Time Warner, Inc., 6.5%, 2036	1,100,000	978,189

		$8,059,288

Financial Institutions – 0.8%
GMAC LLC, 7.25%, 2011 (z)	$3,680,000	$2,971,401
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	6,900,000	2,173,293
International Lease Finance Corp., 5.625%, 2013	3,380,000	2,430,315

		$7,575,009

Food & Beverages – 4.0%
Diageo Capital PLC, 5.5%, 2016	$6,930,000	$6,788,607
Dr Pepper Snapple Group, Inc., 6.82%, 2018	4,738,000	4,483,039
General Mills, Inc., 5.65%, 2012	2,333,000	2,418,171
General Mills, Inc., 5.65%, 2019	1,980,000	2,019,531
Kraft Foods, Inc., 6.125%, 2018	6,690,000	6,827,506
Miller Brewing Co., 5.5%, 2013 (n)	9,815,000	9,284,166
Tyson Foods, Inc., 7.85%, 2016	6,160,000	5,062,270

		$36,883,290

Food & Drug Stores – 0.5%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$4,390,466

Forest & Paper Products – 0.3%
Stora Enso Oyj, 7.25%, 2036 (n)	$4,707,000	$2,389,292

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$3,352,000
Wyndham Worldwide Corp., 6%, 2016	4,380,000	2,171,157

		$5,523,157

Industrial – 0.5%
Steelcase, Inc., 6.5%, 2011	$5,024,000	$4,944,500

Insurance – 1.8%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$4,906,000	$1,888,319
Metropolitan Life Global Funding, 5.125%, 2013 (n)	4,190,000	4,010,220
Prudential Financial, Inc., 5.1%, 2014	2,777,000	2,297,054
Prudential Financial, Inc., 6%, 2017	1,075,000	926,421
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	7,771,501

		$16,893,515

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$2,700,000	$2,269,825
UnitedHealth Group, Inc., 6.875%, 2038	2,425,000	2,212,245

		$4,482,070

Insurance - Property & Casualty – 1.2%
AXIS Capital Holdings Ltd., 5.75%, 2014	$3,795,000	$2,840,844
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,240,641

3

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fund American Cos., Inc., 5.875%, 2013	6,104,000	4,531,262
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	5,610,000	2,524,500

		$11,137,247

Major Banks – 8.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,150,000	$1,783,628
Bank of America Corp., 5.49%, 2019	2,815,000	2,367,395
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	2,843,353
Bear Stearns Cos., Inc., 5.85%, 2010	2,574,000	2,661,235
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	2,362,162
Credit Suisse (USA), Inc., 4.875%, 2010	8,611,000	8,683,238
Credit Suisse (USA), Inc., 6%, 2018	1,320,000	1,209,302
Goldman Sachs Group, Inc., 5.625%, 2017	8,596,000	7,172,442
JPMorgan Chase Bank, 6%, 2017	5,750,000	5,602,041
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,271,458
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	2,763,553
Morgan Stanley, 5.75%, 2016	5,924,000	5,119,023
Morgan Stanley, 6.625%, 2018	5,114,000	4,679,888
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,231,000	7,222,482
Natixis S.A., 10% to 2018, FRN to 2049 (n)	4,000,000	2,073,836
PNC Funding Corp., 5.625%, 2017	4,570,000	4,318,316
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,960,000	548,669
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	785,437
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	1,981,246
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	5,414,124
Wachovia Corp., 6.605%, 2025	7,936,000	6,482,315

		$79,345,143

Medical & Health Technology & Services – 1.5%
HCA, Inc., 8.75%, 2010	$4,117,000	$4,044,952
Hospira, Inc., 5.55%, 2012	1,390,000	1,339,279
Hospira, Inc., 6.05%, 2017	5,030,000	4,494,310
McKesson Corp., 5.7%, 2017	5,010,000	4,501,605

		$14,380,146

Metals & Mining – 1.1%
International Steel Group, Inc., 6.5%, 2014	$6,119,000	$5,049,674
Rio Tinto Finance USA Ltd., 5.875%, 2013	5,920,000	5,207,960

		$10,257,634

Mortgage Backed – 7.7%
Fannie Mae, 5.5%, 2017 - 2035	$18,249,351	$18,754,984
Fannie Mae, 6%, 2017 - 2035	4,925,513	5,111,436
Fannie Mae, 4.5%, 2018	8,135,807	8,295,191
Fannie Mae, 7.5%, 2030 - 2031	1,766,626	1,879,588
Fannie Mae, 6.5%, 2032 - 2036	5,807,843	6,091,061
Freddie Mac, 6%, 2021 - 2034	3,485,155	3,622,576
Freddie Mac, 5%, 2025	1,670,566	1,696,103
Freddie Mac, TBA, 5%, 2039	26,460,000	26,865,156

		$72,316,095

Municipals – 2.5%
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	$6,665,000	$7,167,608
Harris County, TX, “C”, FSA, 5.25%, 2028	3,260,000	3,423,359
Harris County, TX, “C”, FSA, 5.25%, 2031	3,240,000	3,330,947
Harris County, TX, “C”, FSA, 5.25%, 2032	3,245,000	3,320,187
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	6,695,000	6,550,589

		$23,792,690

4

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 4.1%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$8,381,752
Energy Transfer Partners, 9.7%, 2019	3,520,000	3,784,155
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,324,524
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	3,311,312
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,403,008
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	3,474,797
Spectra Energy Capital LLC, 8%, 2019	5,750,000	5,712,516
Williams Cos., Inc., 7.125%, 2011	8,651,000	8,477,980

		$37,870,044

Network & Telecom – 4.2%
AT&T, Inc., 5.1%, 2014	$8,569,000	$8,563,550
AT&T, Inc., 5.8%, 2019	5,450,000	5,452,343
British Telecommunications PLC, 5.15%, 2013	2,225,000	2,051,782
Telecom Italia S.p.A., 6.375%, 2033	3,700,000	2,914,634
Telefonica Europe B.V., 7.75%, 2010	6,019,000	6,362,757
TELUS Corp., 8%, 2011	4,023,000	4,132,072
Verizon Communications, Inc., 8.95%, 2039	2,640,000	3,251,767
Verizon New York, Inc., 6.875%, 2012	6,786,000	6,941,684

		$39,670,589

Oil Services – 0.6%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$4,130,000	$3,345,300
Weatherford International Ltd., 6.35%, 2017	3,000,000	2,500,524

		$5,845,824

Oils – 1.1%
Premcor Refining Group, Inc., 7.5%, 2015	$10,500,000	$9,919,035

Other Banks & Diversified Financials – 2.6%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)	$2,145,600	$1,394,640
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.996%, 2012 (z)	2,255,500	1,621,682
American Express Centurion Bank, 5.55%, 2012	3,943,000	3,788,864
Citigroup, Inc., 6.125%, 2018	4,940,000	4,482,156
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	2,450,000	1,065,211
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	3,376,743
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	1,848,516
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,238,735

		$23,816,547

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$1,783,916

Railroad & Shipping – 1.3%
Canadian Pacific Railway Co., 6.5%, 2018	$3,200,000	$2,832,902
CSX Corp., 6.3%, 2012	4,932,000	4,926,244
CSX Corp., 7.375%, 2019	2,450,000	2,331,263
Kansas City Southern, 7.375%, 2014	2,170,000	1,866,200

		$11,956,609

Real Estate – 2.1%
HRPT Properties Trust, REIT, 6.25%, 2016	$6,245,000	$3,839,626
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	3,015,215
ProLogis, REIT, 5.75%, 2016	5,547,000	3,101,067
ProLogis, REIT, 5.625%, 2016	1,300,000	693,940
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	3,640,224
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	5,186,510

		$19,476,582

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$3,043,536

5

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 2.1%
Home Depot, Inc., 5.875%, 2036	$5,029,000	$3,763,080
J.C. Penney Corp., Inc., 8%, 2010	527,000	525,571
Macy’s Retail Holdings, Inc., 5.35%, 2012	3,170,000	2,532,719
Macy’s, Inc., 6.625%, 2011	2,861,000	2,421,659
Wal-Mart Stores, Inc., 6.2%, 2038	5,470,000	5,913,759
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,238,075

		$19,394,863

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$2,407,000	$2,756,703
Kroger Co., 6.4%, 2017	3,884,000	3,937,323

		$6,694,026

Supranational – 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,640,285

Telecommunications - Wireless – 0.9%
Rogers Cable, Inc., 5.5%, 2014	$2,229,000	$2,149,824
Rogers Communications, Inc., 6.8%, 2018	1,340,000	1,393,841
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,431,244
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,413,551

		$8,388,460

Telephone Services – 0.4%
Embarq Corp., 7.082%, 2016	$3,710,000	$3,301,900

Tobacco – 3.1%
Altria Group, Inc., 9.95%, 2038	$5,290,000	$5,661,712
BAT International Finance PLC, 9.5%, 2018 (z)	4,400,000	4,827,148
Philip Morris International, Inc., 4.875%, 2013	6,790,000	6,978,273
Reynolds American, Inc., 7.25%, 2012	5,112,000	4,950,246
Reynolds American, Inc., 6.75%, 2017	7,310,000	6,391,586

		$28,808,965

U.S. Treasury Obligations – 6.4%
U.S. Treasury Bonds, 6.25%, 2023	$11,300,000	$14,294,500
U.S. Treasury Bonds, 5.375%, 2031	10,582,000	12,840,601
U.S. Treasury Notes, 4.875%, 2016	27,914,000	32,275,563

		$59,410,664

Utilities - Electric Power – 9.7%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,890,000	$8,912,225
Beaver Valley Funding Corp., 9%, 2017	8,961,000	8,546,733
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,359,351
Dominion Resources, Inc., 6.4%, 2018	3,160,000	3,194,251
DPL, Inc., 6.875%, 2011	3,644,000	3,714,114
Duke Energy Corp., 5.65%, 2013	6,740,000	6,596,559
E.ON International Finance B.V., 6.65%, 2038 (n)	1,583,000	1,537,568
EDP Finance B.V., 6%, 2018 (n)	6,800,000	5,922,127
Enersis S.A., 7.375%, 2014	4,189,000	4,277,631
Exelon Generation Co. LLC, 6.95%, 2011	11,821,000	11,780,572
Mirant Americas Generation LLC, 8.3%, 2011	5,000,000	4,912,500
NiSource Finance Corp., 7.875%, 2010	7,649,000	7,269,694
NorthWestern Corp., 5.875%, 2014	4,275,000	3,836,466
NRG Energy, Inc., 7.375%, 2016	5,015,000	4,776,787
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	4,102,000	4,117,711
PSEG Power LLC, 5.5%, 2015	1,705,000	1,517,346
System Energy Resources, Inc., 5.129%, 2014 (z)	2,343,370	2,145,613

6

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Waterford 3 Funding Corp., 8.09%, 2017	5,462,787	5,366,369

		$90,783,617

Total Bonds		$914,035,350

Preferred Stocks – 0.0%
Automotive – 0.0%
Preferred Blocker, Inc., 7% (z)	780	$194,659

Money Market Funds (v) – 6.0%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	55,580,922	$55,580,922

Total Investments		$969,810,931

Other Assets, Less Liabilities – (3.9)%		(36,166,189)

Net Assets – 100.0%		$933,644,742

(d)	Non-income producing security - in default.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $95,984,735, representing 10.3% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.996%, 2012	3/23/07	$2,255,500	$1,621,682
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	4,626,448	4,696,788
BAT International Finance PLC, 9.5%, 2018	11/14/08	4,358,967	4,827,148
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040	3/01/06	2,930,000	1,816,600
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 3/08/07	3,393,700	3,339,884
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,393,732	1,413,453
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,637,894	2,302,488
Electricite de France, 6.95%, 2039	1/21/09	5,223,216	5,464,623
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,513,701	1,460,242
Falcon Franchise Loan LLC, FRN, 4.037%, 2025	1/29/03	1,679,418	1,045,068
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	3,918,359	3,185,466
GMAC LLC, 7.25%, 2011	12/29/08	3,180,673	2,971,401
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	4,925,547
Preferred Blocker, Inc., 7% (Preferred Stock)	12/29/08	600,600	194,659
Prudential Securities Secured Financing Corp., FRN, 7.276%, 2013	12/06/04	3,673,727	1,370,322
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,567,887	2,107,247
System Energy Resources, Inc., 5.129%, 2014	4/16/04	2,343,370	2,145,613

Total Restricted Securities			$44,888,231
% of Net Assets			4.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

7

MFS Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$55,580,922	$914,230,009	$—	$969,810,931
Other Financial Instruments	$—	$(2,542,600)	$—	$(2,542,600)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,115,716,548

Gross unrealized appreciation	$12,036,385
Gross unrealized depreciation	(157,942,002)

Net unrealized appreciation (depreciation)	$(145,905,617)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Swap Agreements at 1/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD 6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(3,261,830)
12/20/12	USD 2,710,000	Goldman Sachs International	(2)	1.30% (fixed rate)	385,234
6/20/13	USD 2,740,000	Morgan Stanley Capital Services, Inc.	(3)	1.07% (fixed rate)	86,742
12/20/13	USD 2,660,000	JPMorgan Chase Bank	(3)	0.78% (fixed rate)	130,198
6/20/13	USD 2,670,000	Morgan Stanley Capital Services, Inc.	(4)	1.48% (fixed rate)	70,448
3/20/14	USD 2,180,000	Morgan Stanley Capital Services, Inc.	(4)	1.75% (fixed rate)	48,664
9/20/13	USD 2,680,000	Morgan Stanley Capital Services, Inc.	(5)	0.99% (fixed rate)	70,881
12/20/13	USD 2,680,000	Goldman Sachs International	(5)	1.50% (fixed rate)	12,206
12/20/13	USD 2,640,000	Goldman Sachs International	(6)	2.15% (fixed rate)	(131,062)
12/20/13	USD 1,330,000	Merrill Lynch International	(7)	1.43% (fixed rate)	45,919

					$(2,542,600)

9

MFS Bond Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 4.093%, 10/06/10, a AA rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by British Telecommunications PLC, 5.75%, 12/07/28.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna, Inc., 6.625%, 6/15/36.

(7)	Fund, as protection buyer, to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,385	281,188,359	(227,367,822)	55,580,922

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$316,985	$55,580,922

10

MFS® Limited Maturity Fund

1/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Bonds – 95.9%
Airlines – 0.1%
American Airlines Corp., 3.857%, 2010	$779,816	$713,532

Alcoholic Beverages – 0.6%
Anheuser-Busch Companies, Inc., 7.2%, 2014 (z)	$3,760,000	$3,820,446

Asset Backed & Securitized – 9.9%
Bayview Commercial Asset Trust, FRN, 0.781%, 2035 (n)	$1,755,310	$1,341,686
Bayview Commercial Asset Trust, FRN, 0.741%, 2036 (z)	1,533,858	1,113,120
Bayview Commercial Asset Trust, FRN, 1.8%, 2036 (i)(z)	8,359,715	501,583
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	1,290,228
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	1,815,985
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040 (z)	1,402,996	869,858
Brascan Real Estate, CDO, FRN, 6.103%, 2040 (z)	1,526,000	152,600
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,811,462	1,784,290
Commercial Mortgage Asset Trust, FRN, 0.896%, 2032 (i)(n)	20,803,401	515,852
Commercial Mortgage Pass-Through Certificates, FRN, 0.523%, 2017 (n)	3,400,000	2,821,597
Continental Airlines, Inc., FRN, 2.599%, 2011	776,548	601,563
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	255,601	239,538
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	2,301,065	2,086,850
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	1,475,333
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	2,830,000	774,970
E*TRADE RV & Marine Trust, 3.62%, 2018	2,025,863	1,901,027
Ford Credit Auto Owner Trust, FRN, 0.663%, 2010	955,141	936,510
Gramercy Real Estate Ltd., CDO, FRN, 3.651%, 2035 (z)	2,337,207	864,767
IMPAC CMB Trust, FRN, 1.129%, 2034	592,047	299,184
IMPAC CMB Trust, FRN, 1.309%, 2034	623,207	171,763
IMPAC Secured Assets Corp., FRN, 0.739%, 2036	1,688,198	1,170,637
Interstar Millennium Trust, FRN, 2.196%, 2036	1,075,011	1,036,412
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,291,440
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	4,126,162
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.317%, 2037	5,000,000	4,400,849
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	2,268,577
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.323%, 2035 (i)	7,043,960	235,168
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,558,330	1,335,421
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	4,379,630
Morgan Stanley Capital I, Inc., FRN, 1.2%, 2031 (i)(n)	4,616,974	60,032
Mortgage Capital Funding, Inc., FRN, 2.263%, 2031 (i)	643,599	33
Nationslink Funding Corp., FRN, 1.246%, 2030 (i)	4,079,553	123,401
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,216,334	2,111,577
Nomura Asset Securities Corp., FRN, 9.94%, 2027 (z)	2,353,239	2,478,333
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,122,747
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	4,489,310	3,250,638
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,051,956	1,905,029
RMAC PLC, FRN, 3.019%, 2036 (n)	39,831	38,498
Structured Asset Securities Corp., FRN, 4.67%, 2035	938,429	749,010
Structured Asset Securities Corp., FRN, 0.629%, 2035	511,002	404,403
Superannuation Members Home Loans Global Trust, FRN, 1.618%, 2029	457,437	438,783
Thornburg Mortgage Securities Trust, FRN, 1.069%, 2043	2,742,096	2,393,071
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	5,007,775

		$63,885,930

Automotive – 1.5%
Johnson Controls, Inc., 5.25%, 2011	$7,050,000	$6,392,609
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,221,967

		$9,614,576

Broadcasting – 0.4%
CBS Corp., 6.625%, 2011	$2,650,000	$2,480,803

1

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.7%
INVESCO PLC, 4.5%, 2009	$4,481,000	$4,236,898
Lehman Brothers E-Capital Trust I, FRN, 5.954%, 2065 (d)	2,524,000	252
Lehman Brothers Holdings, Inc., 3.95%, 2009 (d)	300,000	42,000

		$4,279,150

Building – 1.4%
CRH America, Inc., 6.95%, 2012	$2,250,000	$1,956,260
Hanson PLC, 7.875%, 2010	5,480,000	3,177,857
Lafarge S.A., 6.15%, 2011	4,410,000	3,832,422

		$8,966,539

Cable TV – 2.1%
Comcast Corp., 5.45%, 2010	$5,100,000	$5,181,289
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,277,445
Time Warner Cable, Inc., 5.4%, 2012	3,140,000	3,043,816

		$13,502,550

Chemicals – 0.4%
PPG Industries, Inc., 5.75%, 2013	$2,791,000	$2,825,393

Computer Software - Systems – 0.3%
IBM International Group Capital LLC, FRN, 1.524%, 2009	$1,690,000	$1,686,671

Conglomerates – 1.3%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,703,020
Eaton Corp., 4.9%, 2013	2,000,000	1,987,670
Siemens AG, FRN, 2.183%, 2009 (z)	2,250,000	2,250,954
Textron Financial Corp., 5.125%, 2010	1,810,000	1,448,538

		$8,390,182

Consumer Goods & Services – 3.0%
Clorox Co., 5%, 2013	$2,100,000	$2,118,392
Fortune Brands, Inc., 5.125%, 2011	4,272,000	4,271,774
Procter & Gamble Co., 4.6%, 2014	3,740,000	3,958,910
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	3,823,526
Western Union Co., 5.4%, 2011	5,500,000	5,433,103

		$19,605,705

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,903,851

Electronics – 0.5%
Tyco Electronics Ltd., 6%, 2012	$3,761,000	$3,482,062

Emerging Market Quasi-Sovereign – 1.2%
Corporacion Nacional del Cobre de Chile, 7.375%, 2009	$2,230,000	$2,236,893
Export-Import Banks of Korea, 4.125%, 2009 (n)	2,300,000	2,300,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,570,000	3,302,814

		$7,839,707

Energy - Independent – 0.4%
EnCana Corp., 4.6%, 2009	$2,850,000	$2,835,750

Energy - Integrated – 2.0%
BP Capital Markets PLC, 5.25%, 2013	$2,620,000	$2,783,247
ConocoPhillips, 4.75%, 2014	3,740,000	3,771,379
ConocoPhillips Australia Funding Co., FRN, 1.497%, 2009	973,000	972,397
Hess Corp., 7%, 2014	3,740,000	3,793,112
TNK-BP Finance S.A., 6.875%, 2011 (n)	2,060,000	1,792,200

		$13,112,335

Entertainment – 0.2%
Time Warner, Inc., 5.5%, 2011	$1,321,000	$1,289,244

2

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 3.0%
CIT Group, Inc., 5.6%, 2011	$5,000,000	$4,184,000
General Elec Capital Corp., FRN, 1.209%, 2011	2,630,000	2,497,906
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,774,928
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	3,500,000	1,102,395
International Lease Finance Corp., 5%, 2010	2,341,000	2,038,292
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,482,405
NYSE Euronext, Inc., 4.8%, 2013	2,230,000	2,168,592
ORIX Corp., 5.48%, 2011	4,100,000	3,023,553

		$19,272,071

Food & Beverages – 3.1%
Brown-Forman Corp., 5.2%, 2012	$3,780,000	$3,843,096
Diageo Capital PLC, 5.125%, 2012	7,130,000	7,319,715
General Mills, Inc., 5.65%, 2012	1,960,000	2,031,554
Kraft Foods, Inc., 4.125%, 2009	1,100,000	1,102,311
Kraft Foods, Inc., 6.75%, 2014	1,100,000	1,191,747
Kraft Foods, Inc., FRN, 2.79%, 2010	2,500,000	2,359,540
Miller Brewing Co., 5.5%, 2013 (n)	1,255,000	1,187,125
SABMiller PLC, 6.2%, 2011 (z)	1,050,000	1,050,795

		$20,085,883

Food & Drug Stores – 0.7%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,326,112
CVS Caremark Corp., FRN, 2.503%, 2010	2,200,000	2,098,164

		$4,424,276

Industrial – 0.6%
Duke University Taxable Bonds, “A”, 4.2%, 2014	$1,560,000	$1,591,106
Steelcase, Inc., 6.5%, 2011	2,114,000	2,080,548

		$3,671,654

Insurance – 0.5%
Metropolitan Life Global Funding, 5.125%, 2013 (n)	$1,060,000	$1,014,519
New York Life Global Funding, 4.65%, 2013 (n)	2,600,000	2,564,825

		$3,579,344

Insurance - Health – 1.0%
Aetna, Inc., 7.875%, 2011	$3,915,000	$3,928,323
Aetna, Inc., 5.75%, 2011	2,350,000	2,312,788

		$6,241,111

Insurance - Property & Casualty – 0.4%
St. Paul Travelers Cos., Inc., 8.125%, 2010	$1,910,000	$1,950,756
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,220,000	822,355

		$2,773,111

International Market Quasi-Sovereign – 3.3%
Commonwealth Bank of Australia, 2.4%, 2012 (z)	$1,950,000	$1,944,813
Eksportfinans A.S.A., 5.125%, 2011	3,780,000	3,903,247
Electricité de France, 5.5%, 2014 (z)	3,910,000	4,062,815
ING Bank N.V., 2.625%, 2012 (z)	4,770,000	4,755,785
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,857,775
National Australia Bank Ltd., 2.55%, 2012 (z)	1,950,000	1,953,061
Westpac Banking Corp., 3.25%, 2011 (z)	1,800,000	1,822,862

		$21,300,358

International Market Sovereign – 2.8%
Bayerische Landesbank Girozentrale, 3.2%, 2009	$8,000,000	$8,021,176
Province of Ontario, 3.125%, 2010	3,690,000	3,725,542
Province of Ontario, 5%, 2011	5,000,000	5,250,605

3

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Province of Ontario, 2.625%, 2012	1,050,000	1,043,861

		$18,041,184

Major Banks – 4.7%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$3,700,000	$1,590,223
BANK ONE Corp., 7.875%, 2010	5,066,000	5,301,022
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,484,213
Countrywide Home Loans, Inc., 4.125%, 2009	530,000	526,657
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	2,923,221
Goldman Sachs Group, Inc., 7.35%, 2009	3,900,000	3,905,593
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,580,269
Morgan Stanley, 6.75%, 2011	3,920,000	3,919,338
Popular North America, Inc., 4.7%, 2009	2,950,000	2,896,216
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	2,090,240

		$30,216,992

Medical & Health Technology & Services – 1.5%
Cardinal Health, Inc., FRN, 1.705%, 2009	$2,800,000	$2,733,713
Covidien International Finance S.A., 5.15%, 2010	3,770,000	3,729,163
Hospira, Inc., 5.55%, 2012	3,140,000	3,025,421

		$9,488,297

Metals & Mining – 0.4%
Rio Tinto Finance USA Ltd., 5.875%, 2013	$3,220,000	$2,832,708

Mortgage Backed – 14.5%
Fannie Mae, 5.5%, 2014 - 2027	$14,554,723	$14,974,238
Fannie Mae, 5%, 2015 - 2025	8,974,744	9,157,771
Fannie Mae, 7%, 2015 - 2016	1,499,346	1,567,104
Fannie Mae, 4%, 2016	1,815,688	1,835,367
Fannie Mae, 4.5%, 2016 - 2026	5,277,975	5,375,080
Fannie Mae, 6.5%, 2016 - 2017	3,213,686	3,354,701
Fannie Mae, 6%, 2017	4,003,581	4,178,866
Fannie Mae, FRN, 4.23%, 2033	1,970,833	1,982,287
Fannie Mae, FRN, 5.905%, 2033	268,904	270,545
Fannie Mae, FRN, 6.21%, 2033	172,219	173,446
Freddie Mac, 4.5%, 2014 - 2023	2,654,495	2,665,003
Freddie Mac, 7.5%, 2015	552,838	582,273
Freddie Mac, 6%, 2016 - 2017	3,283,737	3,427,051
Freddie Mac, 5.5%, 2017 - 2025	15,399,457	15,823,803
Freddie Mac, 5%, 2018 - 2025	23,067,181	23,459,913
Freddie Mac, FRN, 0.633%, 2026	1,183,657	1,182,203
Freddie Mac, FRN, 0.783%, 2031	3,409,562	3,353,693
Ginnie Mae, 7.5%, 2011	102,721	107,677
Ginnie Mae, FRN, 4.625%, 2032	291,802	291,933

		$93,762,954

Natural Gas - Pipeline – 1.7%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,466,398
Enterprise Products Partners LP, 4.95%, 2010	3,800,000	3,745,170
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	3,117,120

		$11,328,688

Network & Telecom – 4.4%
British Telecommunications PLC, 5.15%, 2013	$799,000	$736,797
CenturyTel, Inc., 8.375%, 2010	150,000	149,625
Deutsche Telekom International Finance B.V., 8.5%, 2010	1,980,000	2,096,396
France Telecom S.A., 7.75%, 2011	1,980,000	2,093,466
SBC Communications, Inc., 4.125%, 2009	5,830,000	5,906,758
Telecom Italia Capital, 4%, 2010	1,100,000	1,068,726

4

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Telecom Italia Capital, 4.875%, 2010	2,227,000	2,132,085
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,771,832
TELUS Corp., 8%, 2011	3,636,000	3,734,579
Verizon Communications, Inc, 5.25%, 2013	2,770,000	2,820,677
Verizon Communications, Inc., 7.51%, 2009	2,200,000	2,215,354

		$28,726,295

Oil Services – 1.1%
Weatherford International Ltd., 5.95%, 2012	$7,480,000	$7,093,546

Other Banks & Diversified Financials – 2.3%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)	$1,167,000	$758,550
American Express Centurion Bank, 5.55%, 2012	2,870,000	2,757,809
Bosphorus Financial Services Ltd., FRN, 3.949%, 2012 (z)	1,381,250	1,179,676
Capital One Financial Corp., 5.7%, 2011	3,130,000	2,989,907
Citigroup, Inc., 5.5%, 2013	3,700,000	3,384,664
General American Transportation Corp., 6.75%, 2009	1,500,000	1,499,914
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	2,575,309

		$15,145,829

Pharmaceuticals – 1.4%
Amgen, Inc., 4%, 2009	$1,995,000	$1,999,527
Astrazeneca PLC, 5.4%, 2012	4,210,000	4,474,455
GlaxoSmithKline Capital, Inc., 4.85%, 2013	532,000	557,920
Wyeth, 6.95%, 2011	1,880,000	2,007,293

		$9,039,195

Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$720,961

Railroad & Shipping – 0.5%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$2,086,566
Norfolk Southern Corp., 6.2%, 2009	1,000,000	1,001,410

		$3,087,976

Real Estate – 1.9%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,601,527
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	2,819,492
ProLogis, REIT, 5.5%, 2012	3,440,000	2,152,552
Simon Property Group, Inc., REIT, 7.125%, 2009	1,900,000	1,899,400
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,090,348

		$12,563,319

Restaurants – 0.5%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$3,067,783

Retailers – 1.3%
Home Depot, Inc., 5.2%, 2011	$2,240,000	$2,250,582
J.C. Penney Corp., Inc., 8%, 2010	2,690,000	2,682,707
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,206,437
Wesfarmers Ltd., 6.998%, 2013 (n)	1,980,000	2,012,323

		$8,152,049

Supermarkets – 1.1%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,290,920
Kroger Co., 5%, 2013	2,453,000	2,451,901
Safeway, Inc., 4.95%, 2010	984,000	994,058
Safeway, Inc., 6.5%, 2011	1,250,000	1,249,521

		$6,986,400

Supranational – 0.4%
Corporacion Andina de Fomento, 6.875%, 2012	$3,000,000	$2,883,456

5

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 0.8%
Sprint Capital Corp., 7.625%, 2011	$1,850,000	$1,540,125
Vodafone Group PLC, 7.75%, 2010	3,700,000	3,825,212

		$5,365,337

Tobacco – 1.1%
Philip Morris Capital Corp., 7.5%, 2009	$3,040,000	$3,031,336
Philip Morris International, Inc., 4.875%, 2013	4,000,000	4,110,912

		$7,142,248

U.S. Government Agencies and Equivalents – 8.8%
American Express Co., 3.15%, 2011 (m)	$2,200,000	$2,255,282
Bank of America Corp., 2.1%, 2012 (m)	5,910,000	5,850,717
Citigroup, Inc., 2.875%, 2011 (m)	2,010,000	2,049,806
Fannie Mae, 4.25%, 2009	6,500,000	6,567,470
Fannie Mae, 6.375%, 2009 (f)	15,000,000	15,325,305
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,774,572
Freddie Mac, 4.875%, 2009	8,000,000	8,013,960
Freddie Mac, 2.875%, 2010	2,980,000	3,055,308
General Electric Capital Corp., 2.2%, 2012 (m)	1,690,000	1,676,093
Goldman Sachs Group, Inc., 3.25%, 2012 (m)	1,430,000	1,467,516
Small Business Administration, 5.1%, 2016	2,136,189	2,189,042
Small Business Administration, 5.37%, 2016	825,811	852,932
Small Business Administration, 5.46%, 2016	2,110,054	2,179,501
Small Business Administration, 5.68%, 2016	1,453,475	1,508,739
Small Business Administration, 5.94%, 2016	1,381,945	1,443,363

		$57,209,606

U.S. Treasury Obligations – 1.0%
U.S. Treasury Notes, TIPS, 0.875%, 2010	$6,687,180	$6,505,369

Utilities - Electric Power – 3.8%
Duke Energy Corp., 5.65%, 2013	$4,010,000	$3,924,659
EDP Finance B.V., 5.375%, 2012 (n)	2,200,000	2,096,798
Empresa Nacional de Electricidad S.A., 8.5%, 2009	2,325,000	2,333,914
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	2,951,519
Exelon Generation Co. LLC, 6.95%, 2011	4,700,000	4,683,926
Georgia Power Co., 6%, 2013	1,120,000	1,215,193
HQI Transelec Chile S.A., 7.875%, 2011	2,670,000	2,661,635
NiSource Finance Corp., 7.875%, 2010	2,759,000	2,622,184
Oncor Electric Delivery Co., 5.95%, 2013 (n)	2,210,000	2,161,402

		$24,651,230

Utilities - Gas – 0.6%
Keyspan Corp., 7.625%, 2010	$2,245,000	$2,334,091
Sempra Energy, 7.95%, 2010	1,850,000	1,901,354

		$4,235,445

Total Bonds		$621,829,101

Money Market Funds (v) – 4.8%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	30,963,818	$30,963,818

Total Investments		$652,792,919

Other Assets, Less Liabilities – (0.7)%		(4,734,979)

Net Assets – 100.0%		$648,057,940

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

6

MFS Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,860,642, representing 6.9% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anheuser-Busch Companies, Inc., 7.2%, 2014	1/07/09	$3,758,882	$3,820,446
Bayview Commercial Asset Trust, FRN, 0.741%, 2036	2/23/06	1,533,857	1,113,120
Bayview Commercial Asset Trust, FRN, 1.8%, 2036	5/16/06	708,907	501,583
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040	3/01/06	1,402,996	869,858
Bosphorus Financial Services Ltd., FRN, 3.949%, 2012	3/08/05	1,381,250	1,179,676
Brascan Real Estate, CDO, FRN, 6.103%, 2040	9/14/04	1,526,000	152,600
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03 - 7/10/07	1,813,923	1,784,290
Commonwealth Bank of Australia, 2.4%, 2012	1/08/09	1,947,523	1,944,813
Electricité de France, 5.5%, 2014	1/21/09	3,894,522	4,062,815
Gramercy Real Estate Ltd., CDO, FRN, 3.651%, 2035	6/21/05 - 1/18/07	2,337,274	864,767
ING Bank N.V., 2.625%, 2012	1/30/09	4,755,785	4,755,785
National Australia Bank Ltd., 2.55%, 2012	1/06/09	1,947,354	1,953,061
Nomura Asset Securities Corp., FRN, 9.94%, 2027	7/16/07	2,583,390	2,478,333
SABMiller PLC, 6.2%, 2011	1/09/09	1,046,280	1,050,795
Siemens AG, FRN, 2.183%, 2009	11/03/08	2,239,152	2,250,954
Westpac Banking Corp., 3.25%, 2011	12/09/08	1,800,000	1,822,862

Total Restricted Securities			$30,605,758
% of Net Assets			4.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$30,963,818	$621,829,101	$—	$652,792,919
Other Financial Instruments	$(343,276)	$16,049	$—	$(327,227)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$710,311,701

Gross unrealized appreciation	$4,528,450
Gross unrealized depreciation	(62,047,232)

Net unrealized appreciation (depreciation)	$(57,518,782)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Short)	110	$12,998,906	Mar-09	$(343,276)

Swap Agreements at 1/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/13	USD	1,720,000	JPMorgan Chase Bank	(1)	0.78% (fixed rate)	$84,188
12/20/13	USD	2,300,000	Merrill Lynch International	(2)	2.0% (fixed rate)	(100,730)
3/20/14	USD	1,460,000	Morgan Stanley	(3)	1.75% (fixed rate)	32,591

						$16,049

8

MFS Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/09 - continued

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics Inc., 6.875%, 6/1/18.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna Inc., 6.625%, 6/15/36.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,510,098	146,120,262	(160,666,542)	30,963,818

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$600,858	$30,963,818

9

MFS® Municipal Limited Maturity Fund

1/31/09

Quarterly portfolio holdings

MFS®

INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.3%
Airport & Port Revenue – 3.3%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$1,040,559
Chicago, IL, O’Hare International Airport Rev., “A-2”, FSA, 5.25%, 2013	1,500,000	1,538,220
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,060,700
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	1,035,560
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	183,615
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,030,240
Rhode Island Economic Development Corp. Airport Rev., “A”, FGIC, 5%, 2012	750,000	770,280
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (a)	500,000	501,290

		$7,160,464

General Obligations - General Purpose – 9.8%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,070,680
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,168,130
Chandler, AZ, 5%, 2022	1,000,000	1,090,010
Columbus, OH, 5.25%, 2011	705,000	758,425
Commonwealth of Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	310,000	328,423
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,144,930
New York, NY, “A”, 5.25%, 2012	265,000	286,658
New York, NY, “B”, 5.75%, 2011	375,000	397,830
New York, NY, “C”, 5.25%, 2009	250,000	254,638
New York, NY, “G”, 5.5%, 2009	670,000	683,246
New York, NY, “G”, ETM, 5.5%, 2009 (c)	110,000	112,741
New York, NY, “K”, 5%, 2009 (c)	5,000	5,162
New York, NY, “K”, 5%, 2010	365,000	373,508
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	850,283
Pawtucket, RI, “A”, AMBAC, 5%, 2009	1,000,000	1,006,900
Puerto Rico Commonwealth, “A”, 5%, 2010	1,000,000	983,190
St. Clair County, IL, FGIC, 5.625%, 2012	500,000	522,500
State of California, 5%, 2011	2,250,000	2,354,603
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,666,890
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,657,080
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,663,527
State of Minnesota, “A”, 5%, 2019	1,000,000	1,173,550
State of Wisconsin, 5.125%, 2011	400,000	438,456
State of Wisconsin, “1”, MBIA, 5%, 2017	500,000	553,005
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	519,930

		$21,064,295

General Obligations - Improvement – 2.7%
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	$375,000	$404,835
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010	500,000	535,205
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	320,358
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,100,150
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,115,010
State of North Carolina, “B”, 5%, 2017	1,000,000	1,185,870
State of South Carolina, “A”, 5%, 2011	1,000,000	1,071,670

		$5,733,098

General Obligations - Schools – 12.2%
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$607,310
Bloomington, MN, Independent School District, “B”, 5.25%, 2010 (j)	500,000	518,135
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011	600,000	646,110
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,082,840
Clackamas County, OR, School District, 6%, 2010 (c)(f)	315,000	337,082
Clark County, NV, School District, 5%, 2017	2,845,000	3,189,245
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	943,180

1

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Deer Park, TX, Independent School District, PSF, 0%, 2009	1,000,000	999,740
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,610,588
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	714,416
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	358,742
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013	1,115,000	1,230,849
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	161,402
Forsyth County, GA, 6%, 2010 (c)	1,000,000	1,068,610
Kansas City, MO, School District Building Corp., FGIC, 5%, 2012	1,280,000	1,321,587
Kansas City, MO, School District Building Corp., “A”, ETM, FGIC, 5%, 2012 (c)	170,000	188,134
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,096,540
Los Angeles, CA, Community College District, “E”, FSA, 5%, 2022	1,000,000	1,056,230
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)	100,000	101,128
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	906,270
Norwin, PA, School District, FGIC, 6%, 2010 (c)	250,000	265,800
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,043,650
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,167,400
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	542,410
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	642,789
San Marcos, TX, Consolidated Independent School District, 5.25%, 2014 (c)	1,000,000	1,185,950
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,720,020
Washington County, OR, School District, FSA, 5.25%, 2018	1,000,000	1,195,080
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)	300,000	329,994

		$26,231,231

Healthcare Revenue - Hospitals – 11.4%
Arizona Health Facilities Authority Rev., “D”, 5%, 2010	$600,000	$617,928
California Health Facilities Financing Authority Rev., 4%, 2010	1,500,000	1,531,860
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	3,000,000	2,970,450
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	554,703
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	577,317
Illinois Health Facilities Authority Rev. (Children’s Memorial Hospital), “A”, AMBAC, 5.75%, 2009 (c)	250,000	259,000
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	216,649
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	356,882
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	661,780
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (a)	1,000,000	1,025,280
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.125%, 2010	55,000	55,068
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	25,000	25,316
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (a)	1,500,000	1,497,390
Maryland Health & Higher Educational Facilities Authority Rev. (John Hopkins Health System), 5%, 2042 (a)	500,000	519,950
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	514,000
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “F”, 5%, 2009	235,000	237,594
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), MBIA, 4.125%, 2046 (a)	1,000,000	1,022,220
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	499,580
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	446,690
Missouri Health & Educational Facilities Authority Rev. (Ascension Health), 3.5%, 2026 (a)	1,000,000	1,021,770

2

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery County, OH, Rev. (Catholic Health Initiatives), 5.25%, 2038 (a)	1,000,000	1,050,210
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (a)	1,500,000	1,509,675
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014	805,000	807,689
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	763,995
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013	875,000	883,260
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	519,055
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	260,208
Skagit County, WA, Public Hospital District No. 1, 5.375%, 2022	870,000	612,471
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	750,374
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	237,824
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev., 5%, 2018	500,000	505,660
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	499,990
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	259,183
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	587,796
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	611,802

		$24,470,619

Healthcare Revenue - Long Term Care – 0.6%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “B”, 3.75%, 2034 (a)	$735,000	$736,014
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	457,860

		$1,193,874

Industrial Revenue - Environmental Services – 1.2%
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$250,000	$239,073
Maryland Industrial Development Financing Authority Solid Waste Disposal, “A”, 5.25%, 2012	500,000	476,485
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	884,010
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (a)	1,000,000	902,710

		$2,502,278

Industrial Revenue - Other – 0.6%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$364,883
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	609,976
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)	300,000	293,604

		$1,268,463

Industrial Revenue - Paper – 1.4%
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	$750,000	$662,550
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,688,295
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.25%, 2010	250,000	242,668
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	570,000	531,468

		$3,124,981

3

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Entertainment & Tourism – 0.5%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011	$1,000,000	$1,034,170

Miscellaneous Revenue - Other – 1.2%
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	$605,000	$582,210
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	500,000	492,060
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	410,000	428,680
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,083,278

		$2,586,228

Sales & Excise Tax Revenue – 1.6%
California Economic Recovery, “B”, 5%, 2023 (a)	$1,000,000	$1,040,130
Jefferson Parish, LA, School Board, “N”, AMBAC, 5.5%, 2009	1,245,000	1,248,225
Spokane, WA, Public Facilities District Hotel, “A”, MBIA, 5.75%, 2012	425,000	450,840
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	695,000	647,351

		$3,386,546

Single Family Housing Revenue - Local – 0.3%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$730,000	$718,349

Single Family Housing - State – 0.8%
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	$20,000	$20,086
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	30,000	29,836
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	20,000	19,968
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	20,000	21,996
Massachusetts Housing Finance Agency, “A”, MBIA, 5.35%, 2010	230,000	234,453
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	450,000	444,830
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	358,524
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	30,000	30,304
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	226,200
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	290,782

		$1,676,979

Solid Waste Revenue – 0.5%
Massachusetts Development Finance Agency, Resource Recovery Rev., (Semass Systems), “B”, MBIA, 5.625%, 2012	$400,000	$408,620
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	300,000	275,415
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	425,328

		$1,109,363

State & Agency - Other – 0.9%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$546,290
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011	1,270,000	1,359,116

		$1,905,406

State & Local Agencies – 7.2%
Alabama Public School & College, “C”, FSA, 4.5%, 2009	$1,000,000	$1,009,100
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)	235,000	243,145
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	752,420
Golden State, CA, Tobacco Securitization Corp., 5.5%, 2013 (c)	1,000,000	1,142,950

4

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	2,155,556
Hampton, VA, Museum Rev., 5%, 2014	760,000	842,042
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (a)	1,000,000	1,134,900
New York Dormitory Authority Rev. (School Districts Financing Program), “A”, MBIA, 5.25%, 2009	1,000,000	1,023,320
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	1,000,000	999,990
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	741,501
Ohio Building Authority (Adult Correctional Building), “A”, FSA, 5%, 2009	1,290,000	1,298,914
Ohio Building Authority (State Facilities Administration Building), “A”, 5.375%, 2009 (c)	1,000,000	1,042,510
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011	160,000	166,301
Virginia College Building Authority Educational Facilities Rev., “A”, 5%, 2017	1,000,000	1,176,120
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,474,450
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	84,653
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	212,626

		$15,500,498

Student Loan Revenue – 0.7%
Massachusetts Educational Financing Authority, “H”, ASSD GTY, 6.125%, 2022	$1,500,000	$1,485,030

Tax - Other – 1.7%
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	$2,730,000	$2,572,970
New York City Transitional Finance Authority, 5%, 2011	625,000	680,181
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	196,306
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	241,770

		$3,691,227

Tax Assessment – 0.3%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$596,687

Tobacco – 2.3%
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024	$1,920,000	$1,400,122
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	1,290,000	942,887
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2011 (c)	200,000	210,610
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,774,309
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	685,000	715,757

		$5,043,685

Transportation - Special Tax – 2.8%
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	$1,000,000	$1,075,750
Maryland State Department of Transportation, 5%, 2018	1,000,000	1,171,850
Maryland State Transportation Authority, Grant & Revenue Anticipation, 5.25%, 2018	1,500,000	1,792,680
New Jersey Transportation Trust Fund Authority, MBIA, 5%, 2011 (c)	1,000,000	1,108,740
Texas State Transportation Commission Rev., 5%, 2011	725,000	780,122

		$5,929,142

Universities - Colleges – 6.4%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,155,940
Harris County, TX, Cultural Educational Facilities Finance Corp., (Medical Facilities), 4%, 2011	500,000	517,145
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (a)	500,000	508,535
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,157,290
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	145,412
Massachusetts Health & Educational (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	421,684
Massachusetts Health & Educational Facilities Authority Rev. (Amherst College), “K- 2”, 2.75%, 2038 (a)	1,000,000	1,015,180

5

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities (Vanderbilt University), “B”, 5%, 2012	1,000,000	1,120,700
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)	1,000,000	1,051,840
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 5%, 2019	1,250,000	1,017,100
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010	250,000	260,643
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (a)	1,000,000	1,042,850
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,055,310
University of Texas Permanent University Fund, “A”, 5%, 2009	580,000	590,341
University of Texas Permanent University Fund, “B”, 5%, 2020	500,000	571,040
University of Texas Permanent University Fund, “C”, 5%, 2021	1,000,000	1,077,490
University of Texas Permanent University Fund, “D”, 5%, 2018	1,000,000	1,147,930

		$13,856,430

Universities - Dormitories – 0.4%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$927,840

Universities - Secondary Schools – 0.1%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$275,000	$289,000

Utilities - Investor Owned – 5.3%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev., “B”, 3.375%, 2048 (a)	$1,500,000	$1,483,785
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co.), 4.95%, 2048 (a)	1,000,000	1,009,100
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, XLCA, 4.1%, 2028 (a)	500,000	490,505
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (a)	1,000,000	954,780
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (a)	695,000	695,598
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (a)	1,000,000	987,160
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,032,930
Jasper County, IN, Pollution Control Rev., MBIA, 4.15%, 2010	500,000	499,140
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (a)	420,000	458,115
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,000,000	1,002,860
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), XLCA, 5.25%, 2017 (a)	1,000,000	1,018,980
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 7.125%, 2027 (a)	1,000,000	1,001,190
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	305,000	280,319
Titus County, TX, Fresh Water Supply District, 4.5%, 2011	500,000	497,840

		$11,412,302

Utilities - Municipal Owned – 5.2%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$626,058
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	556,675
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013	280,000	308,426
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (a)	1,500,000	1,673,295
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	542,015
Long Island Power Authority, NY, Electric Systems Rev., “A”, 5%, 2009	1,100,000	1,112,298
Lower Colorado River Authority, TX, Rev., “A”, ETM, MBIA, 5%, 2011 (c)	30,000	32,642
Lower Colorado River Authority, TX, Rev., “N”, MBIA, 5%, 2011	470,000	506,956

6

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	90,000	90,617
Monroe County, GA, Development Authority Pollution Control Rev., AMBAC, 4.625%, 2036 (a)	1,000,000	1,033,150
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,031,600
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	757,905
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	545,180
Puerto Rico Electric Power Authority, Power Rev., “CC”, FSA, 5%, 2010	700,000	704,039
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	533,480
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	652,513
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	539,055

		$11,245,904

Utilities - Other – 1.3%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.125%, 2016	$365,000	$315,207
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	809,690
SA Energy Acquisition Public Facilities Corp., TX, Gas Supply Rev., 5%, 2012	1,500,000	1,375,680
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	500,000	400,795

		$2,901,372

Water & Sewer Utility Revenue – 12.6%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$970,344
Atlanta, GA, Water & Waste Rev., “A”, FGIC, 5.5%, 2014	1,235,000	1,359,698
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,538,730
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	400,000	433,504
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014	1,485,000	1,674,813
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,667,070
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	825,000
Michigan Municipal Bond Authority Rev., 5.375%, 2014	1,920,000	2,140,243
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,098,170
Mississippi Development Bank Special Obligation, (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,122,190
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, FSA, 5.25%, 2019	1,000,000	1,182,190
New York State Environmental Facilities Corp., 5%, 2012	2,085,000	2,301,069
New York State Environmental Facilities Corp., “I”, 5%, 2013	1,000,000	1,138,660
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	607,133
Ohio State Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,349,400
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009	255,000	259,539
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,460,819
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	766,742
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,083,100
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	556,015
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,263,675
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010	300,000	312,747

		$27,110,851

Total Municipal Bonds		$205,156,312

Money Market Funds (v) – 4.4%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	9,564,993	$9,564,993

Total Investments		$214,721,305

Other Assets, Less Liabilities – 0.3%		552,821

Net Assets – 100.0%		$215,274,126

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

7

MFS Municipal Limited Maturity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	Crossover refunded bond.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Board Loan Fund
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Municipal Limited Maturity Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$9,564,993	$205,156,312	$—	$214,721,305
Other Financial Instruments	$(73,768)	$—	$—	$(73,768)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$211,269,802

Gross unrealized appreciation	$6,292,542
Gross unrealized depreciation	(2,841,039)

Net unrealized appreciation (depreciation)	$3,451,503

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,717,406	Mar-09	$(73,768)

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	9,640,343	(75,350)	9,564,993

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$549	$9,564,993

9

MFS® Research Bond Fund

1/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Bonds – 98.0%
Airlines – 0.0%
American Airlines Corp., 3.857%, 2010	$216,616	$198,198

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)	$10,170,000	$10,316,702

Asset Backed & Securitized – 10.3%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$1,746,670
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	331,920
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	2,354,000	164,780
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,218,795	73,128
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	3,988,663	2,807,224
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017	15,436,277	9,433,038
Bayview Commercial Asset Trust, FRN, 0.698%, 2035 (n)	897,992	686,388
Bayview Commercial Asset Trust, FRN, 0.775%, 2035 (i)(z)	30,760,210	1,845,613
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	23,213,213	1,527,429
Bayview Commercial Asset Trust, FRN, 0.659%, 2036 (z)	725,688	526,632
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	23,393,170	1,403,590
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	38,821,770	2,884,069
Bayview Commercial Asset Trust, FRN, 2.331%, 2036 (i)(z)	18,950,586	1,823,046
Bayview Commercial Asset Trust, FRN, 2.477%, 2037 (i)(z)	41,933,482	2,516,009
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	14,758,162	368,954
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	2,369,001	2,027,346
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	816,600
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,951,000	3,086,003
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040 (z)	4,984,717	3,090,525
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,481,981	1,321,818
Brascan Real Estate, CDO, FRN, 2.743%, 2040 (z)	418,000	41,800
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	4,660,000	2,516,400
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	3,791	3,789
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	12,145,827	7,692,918
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	5,890,000	5,068,385
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	400,000	239,044
Commercial Mortgage Asset Trust, FRN, 0.896%, 2032 (i)(n)	3,368,972	83,539
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	6,574,776	4,588,904
Commercial Mortgage Pass-Through Certificates, FRN, 0.523%, 2017 (n)	1,500,000	1,244,822
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	75,349	70,614
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	887,625
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	3,720,000	2,079,815
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,508,000	4,917,743
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,234,862	2,405,730
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	3,230,089	2,929,388
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	848,317
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	1,920,000	525,775
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	5,306,724
CWCapital Cobalt Ltd., “C1”, 5.223%, 2048	6,335,000	4,436,528
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,635,000	1,610,714
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	999,083
E*TRADE RV & Marine Trust, 3.62%, 2018	1,136,764	1,066,715
Falcon Franchise Loan LLC, FRN, 3.258%, 2023 (i)(n)	451,354	24,373
Falcon Franchise Loan LLC, FRN, 3.716%, 2025 (i)(z)	7,786,773	570,770
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	27,597,410	390,766
First Union-Lehman Brothers Bank of America, FRN, 0.444%, 2028 (i)	7,974,059	105,160
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	1,963,131
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	1,287,789
Gramercy Real Estate Ltd., CDO, FRN, 1.479%, 2035 (z)	1,260,000	466,200
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	5,375,000	4,719,552
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,357,664	2,835,514

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	$14,317,711	$9,934,370
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039	3,655,407	2,579,251
IMPAC CMB Trust, FRN, 1.129%, 2034	311,604	157,465
IMPAC CMB Trust, FRN, 1.309%, 2034	155,802	42,941
IMPAC Secured Assets Corp., FRN, 0.739%, 2036	1,152,916	799,459
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	8,640,000	5,810,398
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	1,897,973
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	7,873,467	4,736,835
JPMorgan Chase Commercial Mortgage Securities Corp., 5.819%, 2049	3,227,193	1,996,609
JPMorgan Chase Commercial Mortgage Securities Corp., 5.99%, 2051	11,236,049	7,220,283
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	4,180,000	937,780
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	6,831,798	5,463,274
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	3,063,768
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	4,919,452
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	6,830,000	4,373,173
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	10,140,000	6,056,574
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	2,100,000	1,287,571
KKR Financial CLO Ltd., “C”, CDO, FRN, 3.599%, 2021 (n)	7,023,814	351,191
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.323%, 2035 (i)	3,613,739	120,648
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,027,357	1,580,249
Merrill Lynch Mortgage Trust, FRN, 5.657%, 2039	2,367,000	1,881,049
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	8,080,000	1,370,975
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	8,610,000	5,945,983
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	6,810,000	3,774,610
Morgan Stanley Capital I, Inc., FRN, 1.199%, 2031 (i)(n)	3,187,856	41,450
Mortgage Capital Funding, Inc., FRN, 2.399%, 2031 (i)	410,593	21
Multi-Family Capital Access One, Inc., 6.65%, 2024	691,680	691,013
Nationslink Funding Corp., FRN, 1.281%, 2030 (i)	1,057,464	31,987
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	4,432,668	4,223,155
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	722,169
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2035	2,280,116	1,650,996
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,149,721	1,995,794
Preferred Term Securities XIX Ltd., CDO, FRN, 2.346%, 2035 (z)	7,923,756	3,704,356
Prudential Securities Secured Financing Corp., FRN, 6.876%, 2013 (z)	1,873,000	1,750,462
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,840,000	3,386,974
Residential Funding Mortgage Securities, Inc., 5.32%, 2024	8,795,000	3,010,358
RMAC PLC, FRN, 2.299%, 2036 (n)	13,277	12,833
Salomon Brothers Mortgage Securities, Inc., FRN, 6.992%, 2032 (z)	3,262,500	3,021,283
Structured Asset Securities Corp., FRN, 4.67%, 2035	3,078,250	2,456,915
Structured Asset Securities Corp., FRN, 0.629%, 2035	1,136,834	899,682
Superannuation Members Home Loans Global Trust, FRN, 1.618%, 2029	457,437	438,783
Thornburg Mortgage Securities Trust, FRN, 1.069%, 2043	55,351	48,306
Timberstar Trust, 5.668%, 2036 (z)	1,100,000	715,000
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,585,795
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	4,730,000	4,083,391

		$211,181,013

Automotive – 0.4%
Ford Motor Credit Co., 7.375%, 2009	$2,872,000	$2,574,191
Johnson Controls, Inc., 5.5%, 2016	5,283,000	4,126,303
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	1,925,000	1,885,767

		$8,586,261

Broadcasting – 0.8%
Allbritton Communications Co., 7.75%, 2012	$4,723,000	$2,337,885
British Sky Broadcasting, 6.1%, 2018 (z)	6,840,000	5,783,186
CBS Corp., 6.625%, 2011	8,291,000	7,761,636

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
News America, Inc., 8.5%, 2025	$120,000	$119,402

		$16,002,109

Brokerage & Asset Managers – 0.6%
INVESCO PLC, 4.5%, 2009	$8,954,000	$8,466,231
INVESCO PLC, 5.625%, 2012	5,111,000	4,008,762
Lehman Brothers E-Capital Trust I, FRN, 0%, 2065 (d)	1,098,000	110
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	6,881,000	688

		$12,475,791

Building – 0.4%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,086,811
CRH PLC, 8.125%, 2018	8,619,000	6,545,260
Hanson PLC, 7.875%, 2010	2,000,000	1,159,802

		$8,791,873

Cable TV – 1.4%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$4,099
Comcast Corp., 5.45%, 2010	300,000	304,782
Comcast Corp., 6.4%, 2038	10,818,000	10,325,359
Cox Communications, Inc., 4.625%, 2013	600,000	545,257
Cox Communications, Inc., 6.25%, 2018 (n)	2,656,000	2,420,838
TCI Communications, Inc., 9.8%, 2012	1,692,000	1,820,611
Time Warner Cable, Inc., 5.4%, 2012	9,368,000	9,081,039
Time Warner Entertainment Co. LP, 8.375%, 2033	5,098,000	5,149,107

		$29,651,092

Chemicals – 0.5%
PPG Industries, Inc., 5.75%, 2013	$6,971,000	$7,056,904
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,347,912

		$9,404,816

Conglomerates – 0.9%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$5,816,048
Fisher Scientific International, Inc., 6.125%, 2015	11,895,000	11,716,575
Kennametal, Inc., 7.2%, 2012	525,000	526,915

		$18,059,538

Consumer Goods & Services – 1.5%
Clorox Co., 5%, 2013	$7,456,000	$7,521,300
Fortune Brands, Inc., 5.125%, 2011	8,425,000	8,424,553
Western Union Co., 5.4%, 2011	14,672,000	14,493,544

		$30,439,397

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$5,985,000	$5,942,153
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	7,284,000	7,358,202

		$13,300,355

Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$5,316,000	$4,391,383
Tyco Electronics Group S.A., 7.125%, 2037	2,706,000	2,031,064

		$6,422,447

Emerging Market Quasi-Sovereign – 0.4%
Korea Development Bank, 8%, 2014	$4,200,000	$4,172,448
Petroleos Mexicanos, 8%, 2019 (n)	3,525,000	3,516,188

		$7,688,636

Energy - Independent – 1.6%
Apache Corp., 7.375%, 2047	$37,000	$39,099
EDF Energies Nouvelles S.A., 6.5%, 2019 (z)	9,350,000	9,701,270

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
EnCana Corp., 4.6%, 2009	$1,290,000	$1,283,550
Nexen, Inc., 6.4%, 2037	11,352,000	8,362,337
Ocean Energy, Inc., 7.25%, 2011	5,087,000	5,224,222
XTO Energy, Inc., 6.25%, 2013	3,580,000	3,604,480
XTO Energy, Inc., 5.65%, 2016	5,596,000	5,134,666

		$33,349,624

Energy - Integrated – 1.0%
ConocoPhillips, 6.5%, 2039	$8,720,000	$8,685,791
Hess Corp., 8.125%, 2019	4,980,000	5,087,937
Petro-Canada, 6.05%, 2018	7,264,000	5,987,860

		$19,761,588

Entertainment – 0.1%
Time Warner, Inc., 5.5%, 2011	$1,984,000	$1,936,307
Time Warner, Inc., 6.875%, 2012	100,000	100,454

		$2,036,761

Financial Institutions – 0.7%
Household Finance Corp., 7%, 2012	$170,000	$176,597
HSBC Finance Corp., 6.75%, 2011	20,000	20,388
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	14,000,000	4,409,580
International Lease Finance Corp., 5%, 2010	868,000	755,762
ORIX Corp., 5.48%, 2011	12,232,000	9,020,513

		$14,382,840

Food & Beverages – 2.3%
Brown-Forman Corp., 5.2%, 2012	$2,240,000	$2,277,390
Diageo Capital PLC, 5.5%, 2016	10,088,000	9,882,175
Dr Pepper Snapple Group, Inc., 6.82%, 2018	8,026,000	7,594,105
General Mills, Inc., 5.65%, 2012	2,172,000	2,251,293
General Mills, Inc., 5.65%, 2019	3,100,000	3,161,892
Kraft Foods, Inc., 6.125%, 2018	11,636,000	11,875,166
Miller Brewing Co., 5.5%, 2013 (n)	11,264,000	10,654,798

		$47,696,819

Food & Drug Stores – 0.5%
CVS Caremark Corp., 5.75%, 2011	$840,000	$872,292
CVS Caremark Corp., 6.125%, 2016	5,946,000	6,048,414
CVS Caremark Corp., 5.75%, 2017	2,649,000	2,650,489

		$9,571,195

Forest & Paper Products – 0.2%
Stora Enso Oyj, 6.404%, 2016 (z)	$2,500,000	$1,607,043
Stora Enso Oyj, 7.25%, 2036 (n)	6,029,000	3,060,345

		$4,667,388

Gaming & Lodging – 0.2%
Wyndham Worldwide Corp., 6%, 2016	$9,625,000	$4,771,093

General Obligations - General Purpose – 0.8%
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	$14,940,000	$16,066,625

Industrial – 0.4%
Steelcase, Inc., 6.5%, 2011	$8,694,000	$8,556,426

Insurance – 1.1%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$6,322,000	$2,433,338
MetLife, Inc., 5.375%, 2012	300,000	294,764
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	6,297,672
Prudential Financial, Inc., 5.1%, 2014	6,237,000	5,159,066
Prudential Financial, Inc., 6%, 2017	2,343,000	2,019,167

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
UnumProvident Corp., 6.85%, 2015 (n)	$7,376,000	$6,550,404

		$22,754,411

Insurance - Health – 0.4%
Humana, Inc., 7.2%, 2018	$5,996,000	$5,040,693
UnitedHealth Group, Inc., 6.875%, 2038	3,778,000	3,446,541

		$8,487,234

Insurance - Property & Casualty – 1.1%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,587,000	$10,919,471
Fund American Cos., Inc., 5.875%, 2013	8,790,000	6,525,195
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	1,480,000	548,236
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	10,570,000	4,756,500

		$22,749,402

Major Banks – 6.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,280,000	$1,839,501
Bank of America Corp., 5.65%, 2018	9,840,000	8,911,812
Bear Stearns Cos., Inc., 5.85%, 2010	5,231,000	5,408,284
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	3,570,710
Credit Suisse (USA), Inc., 5.125%, 2015	6,600,000	6,068,858
Credit Suisse (USA), Inc., 6%, 2018	9,090,000	8,327,694
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,175,000	3,673,123
Goldman Sachs Group, Inc., 5.7%, 2012	1,650,000	1,601,224
Goldman Sachs Group, Inc., 5.625%, 2017	5,169,000	4,312,977
Goldman Sachs Group, Inc., 7.5%, 2019	6,334,000	6,286,495
JPMorgan Chase Bank, 6%, 2017	5,000,000	4,871,340
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,121,280
JPMorgan Chase Bank N.A., 6%, 2018	4,750,000	4,769,366
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	9,187,105
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	5,684,615
Morgan Stanley, 5.75%, 2016	7,752,000	6,698,627
Morgan Stanley, 6.625%, 2018	10,150,000	9,288,397
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,546,000	7,444,854
Natixis S.A., 10% to 2018, FRN to 2049 (n)	6,870,000	3,561,813
PNC Funding Corp., 5.625%, 2017	6,412,000	6,058,872
Popular North America, Inc., 4.7%, 2009	1,200,000	1,178,122
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	3,200,000	895,786
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	1,156,987
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	945,318
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	15,040,000	11,887,360
Wachovia Corp., 7.8%, 2010	250,000	263,594
Wachovia Corp., 6.605%, 2025	2,393,000	1,954,660
Wells Fargo Bank NA, 6.45%, 2011	200,000	205,384

		$130,174,158

Medical & Health Technology & Services – 0.8%
Cardinal Health, Inc., FRN, 1.705%, 2009	$1,600,000	$1,562,122
Hospira, Inc., 5.55%, 2012	5,706,000	5,497,788
Hospira, Inc., 6.05%, 2017	3,910,000	3,493,589
McKesson Corp., 5.7%, 2017	6,236,000	5,603,196

		$16,156,695

Metals & Mining – 1.0%
International Steel Group, Inc., 6.5%, 2014	$10,379,000	$8,565,218
Peabody Energy Corp., 5.875%, 2016	7,161,000	6,444,900
Peabody Energy Corp., “B”, 6.875%, 2013	5,000	4,875
Rio Tinto Finance USA Ltd., 5.875%, 2013	7,150,000	6,290,019

		$21,305,012

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – 23.9%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,700,931
Fannie Mae, 4.506%, 2011	1,697,950	1,644,354
Fannie Mae, 4.55%, 2011	2,318,157	2,346,872
Fannie Mae, 4.79%, 2012	2,966,537	3,027,901
Fannie Mae, 4.86%, 2012 - 2014	3,635,467	3,776,400
Fannie Mae, 5.12%, 2012	1,900,073	1,959,145
Fannie Mae, 4.518%, 2013	1,096,319	1,108,044
Fannie Mae, 4.543%, 2013	2,355,040	2,381,919
Fannie Mae, 4.845%, 2013	2,635,099	2,689,292
Fannie Mae, 5.369%, 2013	1,137,652	1,172,068
Fannie Mae, 4.62%, 2014 - 2015	4,444,421	4,486,594
Fannie Mae, 4.666%, 2014	1,487,691	1,501,191
Fannie Mae, 4.77%, 2014	1,825,632	1,849,008
Fannie Mae, 4.839%, 2014	4,162,443	4,235,568
Fannie Mae, 5.05%, 2014	1,241,868	1,270,426
Fannie Mae, 5.412%, 2014	2,605,827	2,715,790
Fannie Mae, 4.53%, 2015	1,217,838	1,211,300
Fannie Mae, 4.56%, 2015	12,348	12,342
Fannie Mae, 4.6%, 2015	1,940,601	1,937,128
Fannie Mae, 4.665%, 2015	1,232,696	1,238,024
Fannie Mae, 4.78%, 2015	2,682,805	2,701,806
Fannie Mae, 4.815%, 2015	1,863,000	1,881,173
Fannie Mae, 4.82%, 2015	1,524,458	1,537,151
Fannie Mae, 4.85%, 2015	1,482,395	1,502,034
Fannie Mae, 4.856%, 2015	15,409	15,456
Fannie Mae, 4.87%, 2015	1,249,121	1,265,111
Fannie Mae, 4.89%, 2015	387,612	391,959
Fannie Mae, 4.925%, 2015	4,802,316	4,886,172
Fannie Mae, 4.94%, 2015	2,616,000	2,643,051
Fannie Mae, 5%, 2016 - 2027	17,113,538	17,402,427
Fannie Mae, 5.09%, 2016	2,905,255	2,960,937
Fannie Mae, 5.423%, 2016	3,069,980	3,191,835
Fannie Mae, 5.5%, 2016 - 2038	155,620,541	159,666,195
Fannie Mae, 5.574%, 2016	2,488,816	2,567,458
Fannie Mae, 5.93%, 2016	1,320,835	1,404,505
Fannie Mae, 4.996%, 2017	4,843,027	4,916,424
Fannie Mae, 5.32%, 2017	797,500	818,601
Fannie Mae, 5.456%, 2017	2,707,000	2,773,039
Fannie Mae, 5.724%, 2017	1,520,000	1,579,142
Fannie Mae, 4.88%, 2020	918,464	920,152
Fannie Mae, 5.19%, 2020	3,186,132	3,162,388
Fannie Mae, 5.35%, 2023	2,198,814	2,248,564
Fannie Mae, 6%, 2029 - 2037	28,398,911	29,290,672
Fannie Mae, 6.5%, 2031 - 2033	985,986	1,037,413
Freddie Mac, 5.5%, 2017 - 2037	55,603,552	57,005,335
Freddie Mac, 5%, 2018 - 2028	38,624,675	39,328,401
Freddie Mac, 4%, 2023 - 2024	2,175,751	2,184,895
Freddie Mac, 6%, 2033 - 2038	30,203,217	31,231,129
Ginnie Mae, 6%, 2034 - 2038	24,785,846	25,532,065
Ginnie Mae, 5.5%, 2038	39,064,138	40,039,482

		$490,349,269

Municipals – 4.1%
Harris County, TX, “C”, FSA, 5.25%, 2028	$7,255,000	$7,618,548
Harris County, TX, “C”, FSA, 5.25%, 2031	7,345,000	7,551,174
Harris County, TX, “C”, FSA, 5.25%, 2032	7,370,000	7,540,763

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	$20,990,000	$23,198,778
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	6,490,000	6,894,457
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	2,300,000	2,394,783
New York, Dormitory Authority Rev. (New York University), 5.5%, 2040	7,860,000	8,109,712
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	5,985,000	6,452,847
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	14,959,000	14,636,334

		$84,397,396

Natural Gas - Pipeline – 2.5%
CenterPoint Energy, Inc., 7.875%, 2013	$11,557,000	$11,479,961
Duke Capital LLC, 6.25%, 2013	1,000,000	952,010
Enterprise Products Operating LP, 5.65%, 2013	3,793,000	3,622,398
Enterprise Products Partners LP, 4.95%, 2010	1,700,000	1,675,471
Enterprise Products Partners LP, 6.3%, 2017	7,570,000	6,982,348
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	114,318
Kinder Morgan Energy Partners LP, 6%, 2017	7,523,000	7,063,999
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,811,000	1,801,134
Kinder Morgan Energy Partners LP, 5.8%, 2035	3,398,000	2,789,904
Spectra Energy Capital LLC, 8%, 2019	8,265,000	8,211,120
Williams Cos., Inc., 8.75%, 2032	8,330,000	7,621,950

		$52,314,613

Network & Telecom – 2.6%
AT&T, Inc., 5.8%, 2019	$10,960,000	$10,964,713
British Telecommunications PLC, 5.15%, 2013	4,846,000	4,468,734
CenturyTel, Inc., 8.375%, 2010	3,875,000	3,865,313
Deutsche Telekom International Finance B.V., 5.25%, 2013	821,000	828,717
Deutsche Telekom International Finance B.V., 5.75%, 2016	5,932,000	5,950,787
France Telecom S.A., 7.75%, 2011	300,000	317,192
Telecom Italia S.p.A., 6.375%, 2033	8,370,000	6,593,375
TELUS Corp., 8%, 2011	4,262,000	4,377,551
Verizon Communications, Inc., 7.51%, 2009	37,000	37,258
Verizon New York, Inc., 6.875%, 2012	16,281,000	16,654,519

		$54,058,159

Oil Services – 0.5%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$6,575,000	$5,325,750
Weatherford International Ltd., 6.35%, 2017	5,436,000	4,530,949

		$9,856,699

Oils – 0.3%
Premcor Refining Group, Inc., 7.5%, 2015	$6,732,000	$6,359,518

Other Banks & Diversified Financials – 1.7%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)	$4,412,400	$2,868,060
American Express Centurion Bank, 5.55%, 2012	5,147,000	4,945,799
Capital One Financial Corp., 5.7%, 2011	1,790,000	1,709,883
Capital One Financial Corp., 6.15%, 2016	6,666,000	4,772,396
Citigroup, Inc., 6.125%, 2018	10,850,000	9,844,411
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,161,000	504,780
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	3,638,345
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	1,468,915
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,530,000	3,477,617
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	987,237

		$34,217,443

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Printing & Publishing – 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$2,856,115

Railroad & Shipping – 0.6%
Canadian Pacific Railway Co., 6.5%, 2018	$7,038,000	$6,230,615
CSX Corp., 7.375%, 2019	5,390,000	5,128,779

		$11,359,394

Real Estate – 2.0%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$2,718,027
HRPT Properties Trust, REIT, 6.25%, 2016	9,494,000	5,837,215
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,266,167
Kimco Realty Corp., REIT, 5.783%, 2016	7,672,000	5,675,868
Liberty Property LP, REIT, 5.5%, 2016	8,866,000	6,159,654
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	1,602,334
ProLogis, REIT, 5.5%, 2012	1,980,000	1,238,969
ProLogis, REIT, 5.75%, 2016	5,816,000	3,251,452
ProLogis, REIT, 5.625%, 2016	3,056,000	1,631,293
Simon Property Group, Inc., REIT, 4.6%, 2010	2,637,000	2,441,208
Simon Property Group, Inc., REIT, 5.75%, 2015	1,508,000	1,150,185
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	4,146,276
Simon Property Group, Inc., REIT, 5.875%, 2017	2,880,000	2,222,660
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	719,841

		$41,061,149

Restaurants – 0.4%
YUM! Brands, Inc., 8.875%, 2011	$7,075,000	$7,458,614

Retailers – 1.2%
Home Depot, Inc., 5.875%, 2036	$6,731,000	$5,036,646
J.C. Penney Corp., Inc., 8%, 2010	2,304,000	2,297,754
Macy’s Retail Holdings, Inc., 5.35%, 2012	4,550,000	3,635,291
Macy’s, Inc., 6.625%, 2011	4,942,000	4,183,097
Wesfarmers Ltd., 6.998%, 2013 (n)	9,090,000	9,238,394

		$24,391,182

Specialty Stores – 0.4%
Best Buy, Inc., 6.75%, 2013	$8,551,000	$7,767,840

Supermarkets – 0.7%
Delhaize America, Inc., 9%, 2031	$5,177,000	$5,929,146
Kroger Co., 6.4%, 2017	7,498,000	7,600,940

		$13,530,086

Telecommunications - Wireless – 1.0%
Rogers Cable, Inc., 5.5%, 2014	$7,438,000	$7,173,795
Rogers Communications, Inc., 6.8%, 2018	8,740,000	9,091,173
Vodafone Group PLC, 5.375%, 2015	1,510,000	1,463,537
Vodafone Group PLC, 5.625%, 2017	3,176,000	3,091,900

		$20,820,405

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$6,301,000	$5,607,890

Tobacco – 1.6%
Altria Group, Inc., 9.7%, 2018	$5,170,000	$5,657,567
Philip Morris International, Inc., 4.875%, 2013	10,795,000	11,094,324
Reynolds American, Inc., 7.25%, 2012	125,000	121,045
Reynolds American, Inc., 6.75%, 2017	18,240,000	15,948,363

		$32,821,299

U.S. Government Agencies and Equivalents – 1.9%
Small Business Administration, 5.94%, 2016	$590,345	$616,582

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.37%, 2016	$634,666	$655,510
Small Business Administration, 6.35%, 2021	31,442	33,441
Small Business Administration, 6.34%, 2021	43,057	45,827
Small Business Administration, 6.44%, 2021	42,892	45,824
Small Business Administration, 5.34%, 2021	248,682	257,769
Small Business Administration, 6.07%, 2022	180,982	192,863
Small Business Administration, 4.35%, 2023	1,245,339	1,237,607
Small Business Administration, 4.98%, 2023	1,861,451	1,923,572
Small Business Administration, 4.89%, 2023	1,730,616	1,777,779
Small Business Administration, 4.93%, 2024	2,215,075	2,282,857
Small Business Administration, 4.34%, 2024	2,063,539	2,050,821
Small Business Administration, 5.18%, 2024	1,882,248	1,974,696
Small Business Administration, 5.52%, 2024	2,500,949	2,682,997
Small Business Administration, 5.19%, 2024	2,599,293	2,725,552
Small Business Administration, 4.86%, 2024	1,746,025	1,787,749
Small Business Administration, 4.57%, 2025	2,704,088	2,712,866
Small Business Administration, 4.76%, 2025	8,822,744	8,936,746
Small Business Administration, 5.39%, 2025	890,639	930,885
Small Business Administration, 5.35%, 2026	5,232,016	5,489,819

		$38,361,762

U.S. Treasury Obligations – 9.7%
U.S. Treasury Bonds, 2.375%, 2010	$24,702,000	$25,357,171
U.S. Treasury Bonds, 6.25%, 2023	4,506,000	5,700,090
U.S. Treasury Bonds, 6%, 2026	840,000	1,072,706
U.S. Treasury Bonds, 6.75%, 2026	8,948,000	12,338,451
U.S. Treasury Bonds, 5.25%, 2029	44,000	52,009
U.S. Treasury Bonds, 5.375%, 2031	11,454,000	13,898,719
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,993,100
U.S. Treasury Bonds, 5%, 2037	10,395,000	12,811,838
U.S. Treasury Notes, 4.625%, 2009	53,310,000	54,419,914
U.S. Treasury Notes, 4.875%, 2009	261,000	267,138
U.S. Treasury Notes, 4%, 2010	525,000	546,513
U.S. Treasury Notes, 4.5%, 2010	202,000	212,021
U.S. Treasury Notes, 5.125%, 2011 (f)	22,898,000	25,073,310
U.S. Treasury Notes, 3.125%, 2013	1,309,000	1,388,562
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,459,942
U.S. Treasury Notes, 3.75%, 2018	12,430,000	13,385,618
U.S. Treasury Notes, TIPS, 1.875%, 2015	22,908,157	22,600,317

		$199,577,419

Utilities - Electric Power – 5.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,639,000	$8,660,598
Beaver Valley Funding Corp., 9%, 2017	205,000	195,523
Bruce Mansfield Unit, 6.85%, 2034	9,540,000	7,389,190
CenterPoint Energy, Inc., 5.95%, 2017	3,290,000	2,631,276
Dominion Resources, Inc., 6.4%, 2018	5,170,000	5,226,038
Duke Energy Corp., 5.65%, 2013	13,236,000	12,954,311
E.ON International Finance B.V., 6.65%, 2038 (n)	2,842,000	2,760,435
EDP Finance B.V., 6%, 2018 (n)	14,950,000	13,019,970
Exelon Generation Co. LLC, 6.95%, 2011	18,316,000	18,253,359
FirstEnergy Corp., 6.45%, 2011	9,164,000	9,138,955
ISA Capital do Brasil S.A., 7.875%, 2012	3,585,000	3,513,300
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,219,603
NiSource Finance Corp., 7.875%, 2010	13,090,000	12,440,880
NRG Energy, Inc., 7.25%, 2014	7,110,000	6,790,050
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	6,800,000	6,826,044

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
System Energy Resources, Inc., 5.129%, 2014 (z)	$568,073	$520,134

		$111,539,666

Total Bonds		$2,013,711,417

Floating Rate Loans – 0.3% (g)(r)
Medical & Health Technology & Services – 0.3%
HCA, Inc., Term Loan B, 3.7%, 2013	$7,027,706	$5,793,866

Money Market Funds (v) – 3.1%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	64,499,957	$64,499,957

Total Investments		$2,084,005,240

Other Assets, Less Liabilities – (1.4)%		(27,896,061)

Net Assets – 100.0%		$2,056,109,179

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated. (i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $147,063,495, representing 7.15% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,243,162	$331,920
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	10,162,198	10,316,702
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,310	1,746,670
Bayview Commercial Asset Trust, FRN, 0.775%, 2035	10/06/05	2,411,615	1,845,613
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	2,074,754	1,527,429
Bayview Commercial Asset Trust, FRN, 0.659%, 2036	2/23/06	725,688	526,632
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	1,982,562	1,403,590
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	5,310,682	2,884,069
Bayview Commercial Asset Trust, FRN, 2.331%, 2036	10/25/06	2,581,340	1,823,046
Bayview Commercial Asset Trust, FRN, 2.477%, 2037	1/26/07	5,387,381	2,516,009
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	1,493,316	368,954
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.209%, 2040	3/01/06	4,984,717	3,090,525
Brascan Real Estate, CDO, FRN, 2.743%, 2040	9/14/04	418,000	41,800
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	6,828,452	5,783,186
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	4,494,787	2,516,400
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,955,583	5,306,724
EDF Energies Nouvelles S.A., 6.5%, 2019	1/21/09	9,320,862	9,701,270
Falcon Franchise Loan LLC, FRN, 3.716%, 2025	1/29/03	917,255	570,770
Gramercy Real Estate Ltd., CDO, FRN, 1.479%, 2035	6/21/05 - 1/18/07	1,260,025	466,200
Preferred Term Securities XIX Ltd., CDO, FRN, 2.346%, 2035	9/08/05	7,884,976	3,704,356
Prudential Securities Secured Financing Corp., FRN, 6.876%, 2013	12/06/04	1,990,792	1,750,462

MFS Research Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Restricted Securities- continued	Acquisition Date	Cost	Current Market Value
Salomon Brothers Mortgage Securities, Inc., FRN, 6.992%, 2032	1/07/05	3,704,111	3,021,283
Stora Enso Oyj, 6.404%, 2016	4/10/06	2,492,450	1,607,043
System Energy Resources, Inc., 5.129%, 2014	4/16/04	568,073	520,134
Timberstar Trust, 5.668%, 2036	10/13/06	1,100,000	715,000

Total Restricted Securities			$64,085,787
% of Net Assets			3.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$64,499,957	$2,019,505,283	$—	$2,084,005,240
Other Financial Instruments	$(1,615,561)	$4,767,515	$—	$3,151,954

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,331,862,875

Gross unrealized appreciation	$24,971,356
Gross unrealized depreciation	(272,828,991)

Net unrealized appreciation (depreciation)	$(247,857,635)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	1044	$132,278,063	Mar-09	$(2,051,576)
U.S. Treasury Note 5 yr (Short)	900	106,354,688	Mar-09	299,200
U.S. Treasury Note 10 yr (Long)	26	3,189,469	Mar-09	136,815

				$(1,615,561)

MFS Research Bond Fund

Supplemental Information (Unaudited) 1/31/09- continued

Derivatives Contracts at 1/31/09- continued

Swap Agreements at 1/31/09

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	6,090,000	Goldman Sachs International	(1)	1.30% (fixed rate)	$865,710
12/20/12	USD	8,810,000	Goldman Sachs International	(2)	1.43% (fixed rate)	1,608,858
3/20/13	USD	13,170,000	Goldman Sachs International	(1)	2.129% (fixed rate)	1,592,895
6/20/13	USD	5,980,000	Morgan Stanley Capital Services, Inc.	(3)	1.07% (fixed rate)	189,314
6/20/13	USD	5,990,000	JPMorgan Chase Bank	(4)	3.10% (fixed rate)	(39,454)
6/20/13	USD	5,860,000	Morgan Stanley Capital Services, Inc.	(5)	1.48% (fixed rate)	154,617
9/20/13	USD	6,020,000	Morgan Stanley Capital Services, Inc.	(6)	0.99% (fixed rate)	159,218
12/20/13	USD	6,030,000	JPMorgan Chase Bank	(3)	0.78% (fixed rate)	295,147
12/20/13	USD	5,980,000	Goldman Sachs International	(6)	1.50% (fixed rate)	27,235
12/20/13	USD	3,000,000	Merrill Lynch International	(7)	1.43% (fixed rate)	103,577
12/20/13	USD	6,000,000	Goldman Sachs International	(8)	2.15% (fixed rate)	(297,868)
3/20/14	USD	4,850,000	Morgan Stanley Capital Services, Inc.	(5)	1.75% (fixed rate)	108,266

						$4,767,515

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Simon Property Group Inc., 6.35%, 8/28/12.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Kimco Realty, 5.98%, 7/30/12.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Capital One Financial Corp., 6.25%, 11/15/13.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Co., 7.125%, 7/15/23.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.

(7)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.

(8)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna Inc., 6.625%, 6/15/36.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	90,232	914,562,358	(850,152,633)	64,499,957

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$497,886	$64,499,957

MFS® Research Bond Fund J

1/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Research Bond Fund J

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Bonds – 95.7%
Airlines – 0.2%
Continental Airlines, Inc., 7.875%, 2020	$272,521	$160,774

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)	$410,000	$415,914

Asset Backed & Securitized – 11.1%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$138,945	$8,337
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	204,607	144,003
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	166,851	101,962
Bayview Commercial Asset Trust, FRN, 0.775%, 2035 (i)(z)	4,501,494	270,090
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	2,976,582	195,859
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,224,580	133,475
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	1,925,981	48,150
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	190,649	163,154
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	239,788
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	403,957	255,858
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	580,000	499,094
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	222,400	201,696
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	792,024
CWCapital Cobalt Ltd., “C1”, 5.223%, 2048	200,000	140,064
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	415,000	408,836
E*TRADE RV & Marine Trust, 3.62%, 2018	83,743	78,582
Falcon Franchise Loan LLC, FRN, 3.258%, 2021 (i)(n)	114,253	6,170
Falcon Franchise Loan LLC, FRN, 4.037%, 2025 (i)(z)	1,778,737	130,381
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	5,227,214	74,015
First Union-Lehman Brothers Bank of America, FRN, 0.444%, 2035 (i)	2,021,173	26,655
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	400,000	351,222
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	174,453	147,324
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039	185,640	130,987
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	400,000	269,000
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	247,640	148,985
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.343%, 2042 (n)	540,000	121,149
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	150,042
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	331,125	271,408
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	320,000	204,892
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	470,000	280,729
KKR Financial CLO Ltd., “C”, CDO, FRN, 3.599%, 2021 (n)	787,476	39,374
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.323%, 2035 (i)	742,427	24,787
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	350,000	59,386
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	400,000	276,236
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	320,000	177,368
Morgan Stanley Capital I, Inc., FRN, 0.942%, 2031 (i)(n)	669,882	8,710
Mortgage Capital Funding, Inc., FRN, 2.263%, 2031 (i)	92,748	5
Multi-Family Capital Access One, Inc., 6.65%, 2024	118,522	118,408
Nationslink Funding Corp., FRN, 1.246%, 2030 (i)	268,011	8,107
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	426,218	406,073
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	167,113	155,147
Preferred Term Securities XIX Ltd., CDO, FRN, 2.346%, 2035 (z)	1,406,671	657,619
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	129,461
Residential Funding Mortgage Securities, Inc., 5.32%, 2024	845,000	289,227
Structured Asset Securities Corp., FRN, 0.629%, 2035	66,972	53,002
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	300,000	258,989

		$8,655,830

Automotive – 0.5%
Ford Motor Credit Co., 7.375%, 2009	$220,000	$197,187
Johnson Controls, Inc., 5.5%, 2016	211,000	164,802

		$361,989

1

MFS Research Bond Fund J

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Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
Allbritton Communications Co., 7.75%, 2012	$231,000	$114,345
British Sky Broadcasting, 6.1%, 2018 (z)	330,000	279,013
CBS Corp., 6.625%, 2011	448,000	419,396
News America, Inc., 8.5%, 2025	30,000	29,850

		$842,604

Brokerage & Asset Managers – 0.8%
INVESCO PLC, 4.5%, 2009	$518,000	$489,782
INVESCO PLC, 5.625%, 2012	215,000	168,633
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	370,000	37

		$658,452

Building – 0.4%
CRH PLC, 8.125%, 2018	$400,000	$303,760

Cable TV – 1.4%
Comcast Corp., 6.4%, 2038	$543,000	$518,272
Cox Communications, Inc., 6.25%, 2018 (n)	141,000	128,516
TCI Communications, Inc., 9.8%, 2012	181,000	194,758
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	245,436

		$1,086,982

Chemicals – 0.4%
PPG Industries, Inc., 5.75%, 2013	$328,000	$332,042

Conglomerates – 1.0%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$101,237
Fisher Scientific International, Inc., 6.125%, 2015	675,000	664,875

		$766,112

Consumer Goods & Services – 1.4%
Clorox Co., 5%, 2013	$340,000	$342,978
Western Union Co., 5.4%, 2011	730,000	721,121

		$1,064,099

Defense Electronics – 1.0%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$399,122
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	375,790

		$774,912

Electronics – 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$148,692
Tyco Electronics Group S.A., 7.125%, 2037	130,000	97,575

		$246,267

Emerging Market Quasi-Sovereign – 0.4%
Korea Development Bank, 8%, 2014	$164,000	$162,924
Petroleos Mexicanos, 8%, 2019 (n)	141,000	140,648

		$303,572

Energy - Independent – 1.4%
Apache Corp., 7.375%, 2047	$10,000	$10,567
Nexen, Inc., 6.4%, 2037	540,000	397,786
Ocean Energy, Inc., 7.25%, 2011	241,000	247,501
XTO Energy, Inc., 6.25%, 2013	100,000	100,684
XTO Energy, Inc., 5.65%, 2016	329,000	301,877

		$1,058,415

Energy - Integrated – 0.8%
ConocoPhillips, 6.5%, 2039	$340,000	$338,666
Petro-Canada, 6.05%, 2018	327,000	269,553

		$608,219

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.8%
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	$500,000	$157,485
ORIX Corp., 5.48%, 2011	630,000	464,595

		$622,080

Food & Beverages – 1.9%
Dr Pepper Snapple Group, Inc., 6.82%, 2018	$358,000	$338,735
Kraft Foods, Inc., 6.125%, 2018	520,000	530,688
Miller Brewing Co., 5.5%, 2013 (n)	641,000	606,332

		$1,475,755

Food & Drug Stores – 0.5%
CVS Caremark Corp., 6.125%, 2016	$270,000	$274,650
CVS Caremark Corp., 5.75%, 2017	153,000	153,086

		$427,736

Forest & Paper Products – 0.2%
Stora Enso Oyj, 7.25%, 2036 (n)	$304,000	$154,312

Gaming & Lodging – 0.4%
Wyndham Worldwide Corp., 6%, 2016	$585,000	$289,983

Industrial – 0.8%
Steelcase, Inc., 6.5%, 2011	$620,000	$610,189

Insurance – 1.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$323,000	$124,323
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	287,128
Prudential Financial, Inc., 5.1%, 2014	289,000	239,052
Prudential Financial, Inc., 6%, 2017	45,000	38,780
UnumProvident Corp., 6.85%, 2015 (n)	393,000	349,012

		$1,038,295

Insurance - Health – 0.5%
Humana, Inc., 7.2%, 2018	$270,000	$226,983
UnitedHealth Group, Inc., 6.875%, 2038	170,000	155,085

		$382,068

Insurance - Property & Casualty – 0.8%
Fund American Cos., Inc., 5.875%, 2013	$585,000	$434,271
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	500,000	225,000

		$659,271

International Market Quasi-Sovereign – 0.5%
EDF Energies Nouvelles S.A., 6.5%, 2019 (z)	$370,000	$383,901

Major Banks – 6.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$230,000	$98,852
Bank of America Corp., 5.65%, 2018	430,000	389,439
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	219,736
Credit Suisse (USA), Inc., 5.125%, 2015	320,000	294,248
Credit Suisse (USA), Inc., 6%, 2018	360,000	329,810
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	238,000	209,390
Goldman Sachs Group, Inc., 5.625%, 2017	226,000	188,573
JPMorgan Chase Bank, 6%, 2017	250,000	243,567
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	242,428
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	424,614
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	235,841
Morgan Stanley, 5.75%, 2016	372,000	321,451
Morgan Stanley, 6.625%, 2018	288,000	263,553
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	512,000	361,442
Natixis S.A., 10% to 2018, FRN to 2049 (n)	300,000	155,538
PNC Funding Corp., 5.625%, 2017	290,000	274,029

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	27,993
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	98,225
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	395,192
Wachovia Corp., 6.605%, 2025	387,000	316,111

		$5,090,032

Medical & Health Technology & Services – 1.1%
Hospira, Inc., 5.55%, 2012	$300,000	$289,053
Hospira, Inc., 6.05%, 2017	290,000	259,115
McKesson Corp., 5.7%, 2017	360,000	323,469

		$871,637

Metals & Mining – 0.9%
International Steel Group, Inc., 6.5%, 2014	$497,000	$410,147
Peabody Energy Corp., 5.875%, 2016	332,000	298,800

		$708,947

Mortgage Backed – 21.4%
Fannie Mae, 4.55%, 2011	$335,896	$340,057
Fannie Mae, 5.12%, 2012	278,361	287,015
Fannie Mae, 4.518%, 2014	198,740	200,302
Fannie Mae, 4.62%, 2014	176,652	180,177
Fannie Mae, 4.666%, 2014	254,734	257,045
Fannie Mae, 4.86%, 2014	176,502	179,092
Fannie Mae, 4.56%, 2015	226,561	226,450
Fannie Mae, 4.665%, 2015	152,337	152,995
Fannie Mae, 4.69%, 2015	127,342	128,108
Fannie Mae, 4.7%, 2015	175,797	176,833
Fannie Mae, 4.74%, 2015	194,821	196,250
Fannie Mae, 4.78%, 2015	215,574	217,101
Fannie Mae, 4.815%, 2015	271,000	273,644
Fannie Mae, 4.82%, 2015	224,045	225,910
Fannie Mae, 4.87%, 2015	172,868	175,081
Fannie Mae, 4.89%, 2015	123,125	124,940
Fannie Mae, 4.925%, 2015	435,518	443,123
Fannie Mae, 5%, 2016 - 2027	958,358	970,559
Fannie Mae, 4.996%, 2017	561,736	570,249
Fannie Mae, 5.5%, 2018 - 2038	3,218,831	3,307,939
Fannie Mae, 4.88%, 2020	162,848	163,148
Fannie Mae, 6%, 2029 - 2037	759,372	783,321
Fannie Mae, 6.5%, 2033	55,581	58,308
Freddie Mac, 5%, 2018 - 2028	1,437,502	1,465,456
Freddie Mac, 5.5%, 2022 - 2036	1,496,115	1,532,523
Freddie Mac, 4%, 2024	48,631	48,898
Freddie Mac, 6%, 2034 - 2038	1,137,598	1,176,375
Ginnie Mae, 6%, 2036 - 2038	1,184,048	1,219,481
Ginnie Mae, 5.5%, 2038	1,658,913	1,700,087

		$16,780,467

Municipals – 5.9%
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	$685,000	$736,656
Harris County, TX, “C”, FSA, 5.25%, 2028	300,000	315,033
Harris County, TX, “C”, FSA, 5.25%, 2031	350,000	359,825
Harris County, TX, “C”, FSA, 5.25%, 2032	350,000	358,110
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,200,000	1,326,276
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	310,000	329,319

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	200,000	208,242
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	250,000	269,543
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	690,000	675,117

		$4,578,121

Natural Gas - Pipeline – 1.6%
Enterprise Products Operating LP, 5.65%, 2013	$181,000	$172,859
Enterprise Products Partners LP, 6.3%, 2017	40,000	36,895
Kinder Morgan Energy Partners LP, 7.75%, 2032	236,000	234,714
Spectra Energy Capital LLC, 8%, 2019	393,000	390,438
Williams Cos., Inc., 8.75%, 2032	445,000	407,175

		$1,242,081

Network & Telecom – 1.1%
British Telecommunications PLC, 5.15%, 2013	$214,000	$197,340
CenturyTel, Inc., 8.375%, 2010	180,000	179,550
Deutsche Telekom International Finance B.V., 5.75%, 2016	276,000	276,874
Telecom Italia S.p.A., 6.375%, 2033	300,000	236,322

		$890,086

Oil Services – 0.6%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$302,000	$244,620
Weatherford International Ltd., 6.35%, 2017	300,000	250,052

		$494,672

Oils – 0.6%
Premcor Refining Group, Inc., 7.5%, 2015	$500,000	$472,335

Other Banks & Diversified Financials – 1.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 3.896%, 2011 (n)	$222,000	$144,300
Capital One Financial Corp., 6.15%, 2016	310,000	221,939
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	248,762
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	186,396

		$801,397

Printing & Publishing – 0.2%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$129,403

Railroad & Shipping – 0.6%
Canadian Pacific Railway Co., 6.5%, 2018	$290,000	$256,732
CSX Corp., 7.375%, 2019	210,000	199,823

		$456,555

Real Estate – 2.8%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$186,005
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	255,770
Kimco Realty Corp., REIT, 6%, 2012	150,000	119,440
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	479,401
Liberty Property LP, REIT, 5.5%, 2016	430,000	298,743
ProLogis, REIT, 5.75%, 2016	224,000	125,228
ProLogis, REIT, 5.625%, 2016	220,000	117,436
Simon Property Group, Inc., REIT, 4.6%, 2010	157,000	145,343
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	252,461
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	245,519

		$2,225,346

Restaurants – 0.6%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$439,610

Retailers – 1.6%
Home Depot, Inc., 5.875%, 2036	$358,000	$267,883

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Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
J.C. Penney Corp., Inc., 8%, 2010	70,000	69,810
Macy’s Retail Holdings, Inc., 5.35%, 2012	240,000	191,752
Macy’s, Inc., 6.625%, 2011	374,000	316,568
Wesfarmers Ltd., 6.998%, 2013 (n)	420,000	426,857

		$1,272,870

Specialty Stores – 0.3%
Best Buy, Inc., 6.75%, 2013	$270,000	$245,272

Supermarkets – 0.9%
Delhaize America, Inc., 9%, 2031	$284,000	$325,261
Kroger Co., 6.4%, 2017	413,000	418,670

		$743,931

Telecommunications - Wireless – 0.9%
Rogers Cable, Inc., 5.5%, 2014	$406,000	$391,578
Rogers Communications, Inc., 6.8%, 2018	130,000	135,223
Vodafone Group PLC, 5.625%, 2017	149,000	145,054

		$671,855

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$300,000	$267,000

Tobacco – 1.8%
Altria Group, Inc., 9.7%, 2018	$150,000	$164,146
Philip Morris International, Inc., 4.875%, 2013	462,000	474,810
Reynolds American, Inc., 6.75%, 2017	850,000	743,208

		$1,382,164

U.S. Government Agencies and Equivalents – 1.3%
Small Business Administration, 6.35%, 2021	$7,860	$8,360
Small Business Administration, 6.34%, 2021	10,764	11,457
Small Business Administration, 6.44%, 2021	10,723	11,456
Small Business Administration, 5.34%, 2021	63,210	65,520
Small Business Administration, 6.07%, 2022	45,812	48,820
Small Business Administration, 4.35%, 2023	315,671	313,711
Small Business Administration, 4.76%, 2025	538,520	545,479

		$1,004,803

U.S. Treasury Obligations – 7.9%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$7,020
U.S. Treasury Bonds, 6%, 2026	630,000	804,530
U.S. Treasury Bonds, 6.25%, 2030	375,000	501,680
U.S. Treasury Bonds, 5.375%, 2031	307,000	372,525
U.S. Treasury Bonds, 4.5%, 2036 (f)	425,000	481,844
U.S. Treasury Bonds, 5%, 2037	148,000	182,410
U.S. Treasury Notes, 4.75%, 2014	74,000	85,187
U.S. Treasury Notes, 5.125%, 2016	898,000	1,054,799
U.S. Treasury Notes, 3.75%, 2018	1,696,000	1,826,388
U.S. Treasury Notes, TIPS, 1.875%, 2015	888,438	876,499

		$6,192,882

Utilities - Electric Power – 5.4%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$439,000	$440,098
Bruce Mansfield Unit, 6.85%, 2034	530,000	410,511
CenterPoint Energy, Inc., 5.95%, 2017	250,000	199,945
Dominion Resources, Inc., 6.4%, 2018	170,000	171,843
E.ON International Finance B.V., 6.65%, 2038 (n)	73,000	70,905
EDP Finance B.V., 6%, 2018 (n)	720,000	627,049
Exelon Generation Co. LLC, 6.95%, 2011	843,000	840,117
FirstEnergy Corp., 6.45%, 2011	455,000	453,756

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PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ISA Capital do Brasil S.A., 7.875%, 2012	256,000	250,880
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	154,772
NRG Energy, Inc., 7.25%, 2014	320,000	305,600
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	303,000	304,160

		$4,229,636

Total Bonds		$74,874,635

Floating Rate Loans – 0.6% (g)(r)
Medical & Health Technology & Services – 0.6%
HCA, Inc., Term Loan B, 3.7%, 2013	$531,735	$438,379

Money Market Funds (v) – 1.8%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	1,432,726	$1,432,726

Total Investments		$76,745,740

Other Assets, Less Liabilities – 1.9%		1,476,106

Net Assets – 100.0%		$78,221,846

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,823,328, representing 8.7% of net assets.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	$409,685	$415,914
Bayview Commercial Asset Trust, FRN, 0.775%, 2035	10/06/05	352,336	270,090
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	266,041	195,859
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	188,645	133,475
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	193,586	48,150
British Sky Broadcasting, 6.1%, 2018	2/07/08 - 2/14/08	329,560	279,013
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,038,115	792,024
EDF Energies Nouvelles S.A., 6.5%, 2019	1/21/09	368,847	383,901
Falcon Franchise Loan LLC, FRN, 4.037%, 2025	12/19/03	145,567	130,381
Preferred Term Securities XIX Ltd., CDO, FRN, 2.346%, 2035	9/08/05	1,406,671	657,619

Total Restricted Securities			$3,306,426
% of Net Assets			4.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

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Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,432,726	$75,313,014	$—	$76,745,740
Other Financial Instruments	$(73,342)	$227,679	$—	$154,337

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$88,421,097

Gross unrealized appreciation	$1,205,460
Gross unrealized depreciation	(12,880,817)

Net unrealized appreciation (depreciation)	$(11,675,357)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Futures contracts outstanding at 1/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	57	$7,222,078	Mar-09	$(47,498)
U.S. Treasury Note 2 yr (Long)	14	3,046,750	Mar-09	21,388
U.S. Treasury Note 5 yr (Short)	35	4,136,016	Mar-09	(47,232)

				$(73,342)

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Supplemental Information (Unaudited) 1/31/09 - continued

Swap Agreements at 1/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD 300,000	Goldman Sachs International	(1)	1.3% (fixed rate)	$42,646
3/20/13	USD 640,000	Goldman Sachs International	(1)	2.129% (fixed rate)	77,407
12/20/12	USD 440,000	Goldman Sachs International	(2)	1.43% (fixed rate)	80,352
6/20/13	USD 270,000	Morgan Stanley Capital Services Inc.	(3)	1.07% (fixed rate)	8,548
12/20/13	USD 280,000	JP Morgan Chase Bank	(3)	0.78% (fixed rate)	13,705
6/20/13	USD 270,000	JP Morgan Chase Bank	(4)	3.1% (fixed rate)	(1,778)
6/20/13	USD 260,000	Morgan Stanley Capital Services, Inc.	(5)	1.48% (fixed rate)	6,860
9/20/13	USD 270,000	Morgan Stanley Capital Services, Inc.	(6)	0.99% (fixed rate)	7,156
12/20/13	USD 290,000	Goldman Sachs International	(6)	1.5% (fixed rate)	1,321
12/20/13	USD 140,000	Merrill Lynch International	(7)	1.43% (fixed rate)	4,834
12/20/13	USD 270,000	Goldman Sachs International	(8)	2.15% (fixed rate)	(13,372)

					$227,679

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.

(3)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/1/18.

(4)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.

(5)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

(6)	Fund, as protection buyer, to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/7/28.

(7)	Fund, as protection buyer, to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

(8)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Aetna, Inc., 6.625%, 6/15/36.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

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Supplemental Information (Unaudited) 1/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,705	51,933,492	(50,504,471)	1,432,726

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$28,368	$1,432,726

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.